December 31, 2019, as amended through March 18, 2020

PROSPECTUS

SEI Tax Exempt Trust

Class F Shares

›  Intermediate-Term Municipal Fund (SEIMX)

›  Short Duration Municipal Fund (SUMAX)

›  California Municipal Bond Fund (SBDAX)

›  Massachusetts Municipal Bond Fund (SMAAX)

›  New Jersey Municipal Bond Fund (SENJX)

›  New York Municipal Bond Fund (SENYX)

›  Pennsylvania Municipal Bond Fund (SEPAX)

›  Tax-Advantaged Income Fund (SEATX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank.

Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

seic.com

SEI / PROSPECTUS

SEI TAX EXEMPT TRUST

About This Prospectus

FUND SUMMARY
INTERMEDIATE-TERM MUNICIPAL FUND	1
SHORT DURATION MUNICIPAL FUND	6
CALIFORNIA MUNICIPAL BOND FUND	11
MASSACHUSETTS MUNICIPAL BOND FUND	16
NEW JERSEY MUNICIPAL BOND FUND	21
NEW YORK MUNICIPAL BOND FUND	26
PENNSYLVANIA MUNICIPAL BOND FUND	31
TAX-ADVANTAGED INCOME FUND	36
Purchase and Sale of Fund Shares	42
Payments to Broker-Dealers and Other Financial Intermediaries	42
MORE INFORMATION ABOUT THE FUNDS	42
MORE INFORMATION ABOUT RISKS	42
Risk Information Common to the Funds	42
More Information About Principal Risks	43
GLOBAL ASSET ALLOCATION	48
MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDEXES	48
INVESTMENT ADVISER	49
SUB-ADVISERS	51
Information About Fee Waivers	52
Sub-Advisers and Portfolio Managers	52
PURCHASING, EXCHANGING AND SELLING FUND SHARES	56
HOW TO PURCHASE FUND SHARES	56
Pricing of Fund Shares	57
Frequent Purchases and Redemptions of Fund Shares	59
Foreign Investors	60
Customer Identification and Verification and Anti-Money Laundering Program	60
HOW TO EXCHANGE YOUR FUND SHARES	61
HOW TO SELL YOUR FUND SHARES	61
Receiving Your Money	62
Methods Used to Meet Redemption Obligations	62
Low Balance Redemptions	62
Suspension of Your Right to Sell Your Shares	62
Large Redemptions	62
Telephone Transactions	63
Unclaimed Property	63
DISTRIBUTION OF FUND SHARES	63
SERVICE OF FUND SHARES	63
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	64
DIVIDENDS, DISTRIBUTIONS AND TAXES	64
Dividends and Distributions	64
Taxes	64
ADDITIONAL INFORMATION	66
FINANCIAL HIGHLIGHTS	67
HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST	Back Cover

SEI / PROSPECTUS

INTERMEDIATE-TERM MUNICIPAL FUND

Fund Summary

Investment Goal

The highest level of income exempt from federal income tax as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class F Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.47%
Total Annual Fund Operating Expenses	0.80%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Intermediate-Term Municipal Fund — Class F Shares	$82	$255	$444	$990

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The Intermediate-Term Municipal Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal income tax, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

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The Fund uses a multi-manager approach, relying on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. The Sub-Advisers and, to the extent applicable, SIMC select securities based on their views on the future direction of interest rates and the shape of the yield curve, as well as their views on credit quality and sector allocation issues. Where possible, the Sub-Advisers and, to the extent applicable, SIMC will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Advisers and, to the extent applicable, SIMC will strive to maintain an average dollar-weighted portfolio maturity of three to ten years for the Fund's entire portfolio. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal income tax. The Fund may also invest in municipal securities rated below investment grade (junk bonds) or unrated municipal securities.

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial

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institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax applicable to individual taxpayers.

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SEI / PROSPECTUS

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 6.42% (09/30/09) Worst Quarter: -3.52% (12/31/16) The Fund's Class F total return (pre-tax) from January 1, 2019 to September 30, 2019 was 6.40%.

Average Annual Total Returns (for the periods ended December 31, 2018)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Intermediate-Term Municipal Fund — Class F Shares	1 Year	5 Years	10 Years	Since Inception (9/5/1989)*
Return Before Taxes	0.70%	2.85%	4.02%	4.57%
Return After Taxes on Distributions	0.68%	2.84%	4.01%	4.53%
Return After Taxes on Distributions and Sale of Fund Shares	1.45%	2.78%	3.81%	4.47%
Bloomberg Barclays 3-15 Year Intermediate Municipal Blend Index Return (reflects no deduction for fees, expenses or taxes)	1.54%	3.22%	4.18%	N/A

* The Bloomberg Barclays 3-15 Year Intermediate Municipal Blend Index returns for the "Since Inception" period are not provided because index returns are not available prior to June 30, 1993.

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Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust	Jake van Roden Stephen J. Czepiel Gregory A. Gizzi	Since 2019 Since 2007 Since 2012	Senior Vice President, Head of Municipal Trading, Portfolio Manager Senior Vice President, Senior Portfolio Manager Senior Vice President, Senior Portfolio Manager
Mellon Investments Corporation	Daniel Rabasco, CFA	Since 2010	Managing Director, Head of Municipal Bonds
Wellington Management Company LLP	Brad W. Libby	Since 2019	Managing Director and Fixed Income Portfolio Manager/Credit Analyst

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income tax and may also be exempt from certain state and/or local income taxes depending on an investor's state of residence. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax applicable to individual taxpayers.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 42 of this prospectus.

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SEI / PROSPECTUS

SHORT DURATION MUNICIPAL FUND

Fund Summary

Investment Goal

High level of income exempt from federal income tax consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class F Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.81%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Short Duration Municipal Fund — Class F Shares	$83	$259	$450	$1,002

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

The Short Duration Municipal Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal income tax, including, but not limited to, municipal bonds, notes, variable rate demand notes and commercial paper. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

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The Fund uses one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Advisers select securities based on their views on the future direction of interest rates and the shape of the yield curve, as well as their views on credit quality and sector allocation issues. Where possible, the Sub-Advisers will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Advisers will strive to maintain a portfolio duration of three years or less. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a three-year duration, it will decrease in value by approximately 3% if interest rates rise 1% and increase in value by approximately 3% if interest rates fall 1%. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal income tax.

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions,

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changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax applicable to individual taxpayers.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 1.46% (03/31/09) Worst Quarter: -0.48% (12/31/16) The Fund's Class F total return (pre-tax) from January 1, 2019 to September 30, 2019 was 1.73%.

Average Annual Total Returns (for the periods ended December 31, 2018)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Short Duration Municipal Fund — Class F Shares	1 Year	5 Years	10 Years	Since Inception (11/13/2003)
Return Before Taxes	1.08%	0.48%	0.95%	1.46%
Return After Taxes on Distributions	1.08%	0.48%	0.93%	1.45%
Return After Taxes on Distributions and Sale of Fund Shares	1.08%	0.50%	0.95%	1.46%
Bloomberg Barclays 1-Year Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)	1.74%	0.83%	1.20%	1.77%

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 2003	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

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Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Neuberger Berman Investment Advisers LLC	Kristian J. Lind Peter Moukios	Since 2011 Since 2016	Senior Portfolio Manager, Managing Director Senior Portfolio Manager, Senior Vice President
Wells Capital Management Incorporated	Wendy Casetta Bruce Johns	Since 2011 Since 2011	Senior Portfolio Manager, Tax-Exempt Senior Portfolio Manager
Western Asset Management Company	S. Kenneth Leech Robert E. Amodeo, CFA John C. Mooney, CFA	Since 2017 Since 2017 Since 2017	Chief Investment Officer, Portfolio Manager Head of Municipals, Portfolio Manager Portfolio Manager

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income tax and may also be exempt from certain state and/or local income taxes depending on an investor's state of residence. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax applicable to individual taxpayers.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 42 of this prospectus.

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CALIFORNIA MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class F Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.81%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
California Municipal Bond Fund — Class F Shares	$83	$259	$450	$1,002

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The California Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and California state income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these securities

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are state and local governments and their agencies located in California, as well as in Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and California state income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

California Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as

12

SEI / PROSPECTUS

well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

13

SEI / PROSPECTUS

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax applicable to individual taxpayers.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 6.20% (09/30/09) Worst Quarter: -3.96% (12/31/16) The Fund's Class F total return (pre-tax) from January 1, 2019 to September 30, 2019 was 5.18%.

14

SEI / PROSPECTUS

Average Annual Total Returns (for the periods ended December 31, 2018)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

California Municipal Bond Fund — Class F Shares	1 Year	5 Years	10 Years	Since Inception (8/19/1998)
Return Before Taxes	0.86%	2.36%	3.49%	3.76%
Return After Taxes on Distributions	0.80%	2.30%	3.43%	3.67%
Return After Taxes on Distributions and Sale of Fund Shares	1.25%	2.27%	3.31%	3.63%
Bloomberg Barclays MF California Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)	1.69%	3.00%	4.33%	4.51%

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Adviser and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mellon Investments Corporation	Jeffrey Burger, CFA Thomas Casey	Since 2013 Since 2013	Director, Senior Portfolio Manager — U.S. Municipal Bond Strategies Director, Senior Portfolio Manager — U.S. Municipal Bond Strategies

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income and California state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and California state income taxes, including the federal alternative minimum tax applicable to individual taxpayers.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 42 of this prospectus.

15

SEI / PROSPECTUS

MASSACHUSETTS MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class F Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.81%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Massachusetts Municipal Bond Fund — Class F Shares	$83	$259	$450	$1,002

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The Massachusetts Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and Massachusetts state income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these

16

SEI / PROSPECTUS

securities are state and local governments and their agencies located in Massachusetts, as well as in Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and Massachusetts state income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Massachusetts Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as

17

SEI / PROSPECTUS

well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

18

SEI / PROSPECTUS

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax applicable to individual taxpayers.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 5.73% (09/30/09) Worst Quarter: -4.09% (12/31/16) The Fund's Class F total return (pre-tax) from January 1, 2019 to September 30, 2019 was 5.49%.

19

SEI / PROSPECTUS

Average Annual Total Returns (for the periods ended December 31, 2018)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Massachusetts Municipal Bond Fund — Class F Shares	1 Year	5 Years	10 Years	Since Inception (8/19/1998)
Return Before Taxes	0.61%	2.23%	3.52%	3.72%
Return After Taxes on Distributions	0.56%	2.13%	3.44%	3.63%
Return After Taxes on Distributions and Sale of Fund Shares	1.06%	2.15%	3.32%	3.60%
Bloomberg Barclays MF Massachusetts Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)	1.54%	3.02%	3.95%	4.52%

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mellon Investments Corporation	Daniel Rabasco, CFA	Since 2010	Managing Director, Head of Municipal Bonds

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income and Massachusetts state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and Massachusetts state income taxes, including the federal alternative minimum tax applicable to individual taxpayers.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 42 of this prospectus.

20

SEI / PROSPECTUS

NEW JERSEY MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class F Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.81%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
New Jersey Municipal Bond Fund — Class F Shares	$83	$259	$450	$1,002

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The New Jersey Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and New Jersey state income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these

21

SEI / PROSPECTUS

securities are state and local governments and their agencies located in New Jersey, as well as in Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and New Jersey state income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

New Jersey Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as

22

SEI / PROSPECTUS

well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

23

SEI / PROSPECTUS

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax applicable to individual taxpayers.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 4.48% (09/30/09) Worst Quarter: -3.38% (12/31/16) The Fund's Class F total return (pre-tax) from January 1, 2019 to September 30, 2019 was 4.92%.

24

SEI / PROSPECTUS

Average Annual Total Returns (for the periods ended December 31, 2018)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

New Jersey Municipal Bond Fund — Class F Shares	1 Year	5 Years	10 Years	Since Inception (8/18/1998)
Return Before Taxes	1.04%	2.08%	3.03%	3.41%
Return After Taxes on Distributions	1.03%	2.04%	3.00%	3.36%
Return After Taxes on Distributions and Sale of Fund Shares	1.42%	2.09%	2.95%	3.34%
Bloomberg Barclays 3-10 Year Intermediate Municipal Blend Index Return (reflects no deduction for fees, expenses or taxes)	1.60%	2.64%	3.60%	4.13%

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Adviser and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mellon Investments Corporation	Daniel Barton, CFA Jeffrey Burger, CFA	Since 2013 Since 2013	Director, Portfolio Manager and Head of Research — Tax Exempt Bonds Director, Senior Portfolio Manager — U.S. Municipal Bond Strategies

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income and New Jersey state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and New Jersey state income taxes, including the federal alternative minimum tax applicable to individual taxpayers.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 42 of this prospectus.

25

SEI / PROSPECTUS

NEW YORK MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from federal and New York state and city income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class F Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.81%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
New York Municipal Bond Fund — Class F Shares	$83	$259	$450	$1,002

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The New York Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and New York state and city income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of

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these securities are state and local governments and their agencies located in New York, as well as in Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and New York state and city income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

New York Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as

27

SEI / PROSPECTUS

well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

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Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax applicable to individual taxpayers.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 5.32% (09/30/09) Worst Quarter: -3.60% (12/31/16) The Fund's Class F total return (pre-tax) from January 1, 2019 to September 30, 2019 was 5.22%.

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Average Annual Total Returns (for the periods ended December 31, 2018)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

New York Municipal Bond Fund — Class F Shares	1 Year	5 Years	10 Years	Since Inception (8/18/1998)
Return Before Taxes	0.61%	2.09%	3.23%	3.60%
Return After Taxes on Distributions	0.58%	2.04%	3.16%	3.53%
Return After Taxes on Distributions and Sale of Fund Shares	1.11%	2.04%	3.07%	3.50%
Bloomberg Barclays MF New York Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)	1.46%	2.92%	3.96%	4.39%

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mellon Investments Corporation	Daniel Rabasco, CFA	Since 2010	Managing Director, Head of Municipal Bonds

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income tax and New York state and city income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and New York state and city income taxes, including the federal alternative minimum tax applicable to individual taxpayers.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 42 of this prospectus.

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PENNSYLVANIA MUNICIPAL BOND FUND

Fund Summary

Investment Goal

Current income exempt from federal and Pennsylvania state income taxes consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class F Shares
Management Fees	0.35%
Distribution (12b-1) Fees	None
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.83%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Pennsylvania Municipal Bond Fund — Class F Shares	$85	$265	$460	$1,025

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The Pennsylvania Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and Pennsylvania state income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these

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SEI / PROSPECTUS

securities are state and local governments and their agencies located in Pennsylvania, as well as in Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of seven years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and Pennsylvania state income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Pennsylvania Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers.

Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

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Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

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Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax applicable to individual taxpayers.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 5.17% (09/30/09) Worst Quarter: -3.59% (12/31/16) The Fund's Class F total return (pre-tax) from January 1, 2019 to September 30, 2019 was 5.96%.

Average Annual Total Returns (for the periods ended December 31, 2018)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Pennsylvania Municipal Bond Fund — Class F Shares	1 Year	5 Years	10 Years	Since Inception (8/26/1998)
Return Before Taxes	0.81%	2.15%	3.32%	3.53%
Return After Taxes on Distributions	0.80%	2.15%	3.32%	3.50%
Return After Taxes on Distributions and Sale of Fund Shares	1.25%	2.11%	3.18%	3.50%
Bloomberg Barclays MF Pennsylvania Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)	1.99%	3.22%	4.24%	4.48%

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Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mellon Investments Corporation	Daniel Rabasco, CFA	Since 2010	Managing Director, Head of Municipal Bonds

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income and Pennsylvania state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and Pennsylvania state income taxes, including the federal alternative minimum tax applicable to individual taxpayers.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 42 of this prospectus.

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TAX-ADVANTAGED INCOME FUND

Fund Summary

Investment Goal

Provide the highest level of income possible in a tax efficient manner.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class F Shares
Management Fees	0.50%
Distribution (12b-1) Fees	None
Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.08%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Tax-Advantaged Income Fund — Class F Shares	$110	$343	$595	$1,317

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Tax-Advantaged Income Fund will invest, under normal circumstances, at least 50% of its net assets in municipal securities, such as bonds, that pay interest that is exempt from federal income tax, including the alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, as well as in Puerto Rico and other U.S. territories and possessions. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. Under most market conditions, a large percentage of the municipal securities in which

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the Fund invests will be below investment grade (junk bonds), but the Fund, without limitation, may invest in higher rated municipal securities.

To a lesser extent, the Fund will also invest in a full range of preferred stock with an emphasis on preferred securities that, at the time of issuance, are eligible to pay dividends that qualify for certain favorable federal income tax treatment, such as dividends that are treated as qualified dividend income and eligible for the dividends received deduction (in each instance, provided certain requirements and holding periods are satisfied, see "Taxes"). The amount invested in preferred stocks at any one time will depend on the attractiveness of the after-tax income stream produced by the preferred securities and will be less than 50% of the Fund's net assets. It is possible that the Fund could own no preferred securities if municipal securities produce a higher yield on an after-tax basis.

Although the Fund may invest a portion of its assets in securities other than municipal and preferred securities, the Fund will seek to purchase securities that generate income eligible for preferential tax treatment in the hands of shareholders. The Fund may also invest in convertible securities, securities eligible for resale under Rule 144A of the Securities Act of 1933, as amended, and other privately placed securities, debt securities subject to federal income tax, common stock and open and closed-end funds. SEI Investments Management Corporation (SIMC or the Adviser) may directly invest up to 5% of the Fund's assets in closed-end bond funds.

The Fund uses a multi-manager approach to manage the Fund's portfolio under the general supervision of SIMC. Each sub-adviser (each, a Sub-Adviser and collectively, the Sub-Advisers) and, to the extent applicable, SIMC selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, each Sub-Adviser and, to the extent applicable, SIMC, will attempt to acquire securities that are underpriced relative to other eligible securities. Each Sub-Adviser and, to the extent applicable, SIMC, will seek to maintain duration of four to eleven years for the Fund's entire portfolio. The Fund may invest in securities subject to the alternative minimum tax or in taxable debt securities.

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

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SEI / PROSPECTUS

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

California/New York Investment Risk — To the extent the Fund invests a material portion of its assets in issuers of California or New York municipal securities, the Fund's performance will be affected by the fiscal and economic health of the States of California or New York, their political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California or New York municipal issuers.

Convertible and Preferred Securities Risk — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment

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SEI / PROSPECTUS

company's expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Taxation Risk — In order to pay tax-exempt interest, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall. While the Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from federal income tax in order to meet the requirements necessary to pay out exempt-interest dividends to its shareholders, if the Fund fails to meet this requirement, the income distributions resulting from all of its investments, including its municipal securities, may be subject to federal income tax when received by shareholders.

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Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past nine calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 17.31% (06/30/09) Worst Quarter: -4.61% (12/31/16) The Fund's Class F total return (pre-tax) from January 1, 2019 to September 30, 2019 was 9.24%.

Average Annual Total Returns (for the periods ended December 31, 2018)

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 60/40 Blended Benchmark, which consists of the Bloomberg Barclays High Yield Municipal Bond Index (60%) and the Bloomberg Barclays Municipal Bond Index (40%). The Fund's 60/40 Blended Benchmark is designed to reflect a useful comparison to the Fund's overall performance and reflects the Fund's investment strategy more accurately than the broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

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Tax-Advantaged Income Fund — Class F Shares	1 Year	5 Years	10 Years	Since Inception (9/4/2007)
Return Before Taxes	0.52%	5.44%	8.09%	4.67%
Return After Taxes on Distributions	-0.30%	4.58%	7.25%	3.86%
Return After Taxes on Distributions and Sale of Fund Shares	1.38%	4.36%	6.73%	3.83%
Bloomberg Barclays High Yield Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)	4.76%	6.53%	9.12%	4.87%
The Fund's 60/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	3.36%	5.45%	7.41%	4.68%

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 2007	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Pacific Investment Management Company LLC	David Hammer	Since 2015	Executive Vice President
Spectrum Asset Management, Inc.	Mark A. Lieb L. Phillip Jacoby Manu Krishnan Roberto Giangregorio Fred Diaz	Since 2007 Since 2007 Since 2007 Since 2007 Since 2007	Chief Executive Officer and President Chief Investment Officer and Executive Director Portfolio Manager Portfolio Manager Portfolio Manager
Wells Capital Management Incorporated	Terry J. Goode Dennis Derby	Since 2017 Since 2017	Senior Portfolio Manager Senior Research Analyst and Portfolio Manager

Tax Information

The Fund expects a portion of its distributions to consist of exempt-interest dividends that are exempt from federal income tax and that may also be exempt from certain state and/or local income taxes depending on an investor's state of residence. The Fund, however, expects to invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 42 of this prospectus.

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Purchase and Sale of Fund Shares

The minimum initial investment for Class F Shares is $100,000 with minimum subsequent investments of $1,000. The Funds may accept investments of smaller amounts at their discretion. You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your authorized financial institution or intermediary directly. Authorized financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Funds' transfer agent (the Transfer Agent) or the Funds' authorized agent, using certain SEI Investments Company (SEI) or third party systems or by calling 1-800-858-7233, as applicable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE INFORMATION ABOUT THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities and certain other instruments.

Each Fund has an investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions. For temporary defensive or liquidity purposes during unusual economic or market conditions, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with a Fund's strategies. During such time, the Funds may not achieve their investment goals. A Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

This prospectus describes the Funds' primary investment strategies. However, the Funds may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. You could lose money on your investment in a Fund, just as you could with other investments.

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The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect security markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

Below Investment Grade Fixed Income Securities (Junk Bonds) — Below investment grade fixed income securities (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds is even greater because the prospect for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest, these risky securities tend to offer higher returns, but there is no guarantee that an investment in these securities will result in a high rate of return.

California Investment — To the extent a Fund invests in California municipal securities, the Fund's performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers. Developments in California may adversely affect the securities held by the Funds. Because each Fund invests primarily in securities issued by California and its municipalities, it is more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall California municipal market. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California's governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. Although California's economy is broad, it has major concentrations in certain industries and may be sensitive to economic problems affecting those industries. Economic activity may be more cyclical in California than in some other states or in the nation as a whole. From time to time the State of California and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of California municipal securities. In addition, investments in California municipal securities may be affected by natural disasters, such as earthquakes or wildfires, which could impair an issuer's ability to pay principal and/or interest on its obligations.

Convertible and Preferred Securities — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received

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upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

Credit — Credit risk is the risk that a decline in the credit quality of an investment could cause the Funds to lose money. Although the Funds, except the Tax-Advantaged Income Fund, primarily invest in investment grade securities, the Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risk of default or downgrade and are generally more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Duration — Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if the interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility. Longer-term securities in which a portfolio may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market — Because the Tax-Advantaged Income Fund may purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors can contribute to price volatility.

Extension — The Funds' investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund may exhibit additional volatility.

Fixed Income Markets — The prices of the Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve's decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could

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increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Funds. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these conditions, the Funds' values may fluctuate and/or the Funds may experience increased redemptions from shareholders, which may impact the Funds' liquidity or force the Funds to sell securities into a declining or illiquid market.

Interest Rate — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. In a low interest rate environment, risks associated with rising rates are heightened. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. A historically low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Company — Certain Funds may purchase shares of investment companies, such as open-end and closed-end funds. When a Fund invests in an investment company, it will bear a pro rata portion of the investment company's expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. The Funds may invest in affiliated funds including, for example, money market funds for reasons such as cash management or other purposes. In such cases, the Funds' adviser and its affiliates will earn fees at both the Fund level and within the underlying fund with respect to the Fund's assets invested in the underlying fund. In part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.

Liquidity — Each Fund is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Massachusetts Investment — To the extent a Fund invests in Massachusetts municipal securities, the Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers. Developments in Massachusetts may adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by Massachusetts and its municipalities, it is more vulnerable to unfavorable developments in Massachusetts than are funds that invest in municipal securities of many states. Unfavorable developments

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in any economic sector may have far-reaching ramifications on the overall Massachusetts municipal market. Economic activity may be more cyclical in Massachusetts than in some other states or in the nation as a whole. From time to time the Commonwealth of Massachusetts and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of Massachusetts municipal securities.

Municipal Securities — The Funds invest primarily in municipal securities. Municipal securities are fixed income securities issued by state or local governments or their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality. Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Funds' holdings. As a result, the Funds will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great of a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Funds. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Funds' securities.

New Jersey Investment — To the extent a Fund invests in New Jersey municipal securities, the Fund's performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers. Developments in New Jersey may adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by New Jersey and its municipalities, it is more vulnerable to unfavorable developments in New Jersey than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall New Jersey municipal market. Economic activity may be more cyclical in New Jersey than in some other states or in the nation as a whole. From time to time the State of New Jersey and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of New Jersey municipal securities.

New York Investment — To the extent a Fund invests in New York municipal securities, the Fund's performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers. Developments in New York may adversely affect the securities held by the Funds. Because each Fund invests primarily in securities issued by New York and its municipalities, it is more vulnerable to unfavorable developments in New York than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching

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ramifications on the overall New York municipal market. Additionally, as the nation's financial capital, New York's economy is heavily dependent on the financial sector and may be sensitive to economic problems affecting the sector. New York also faces a particularly large degree of uncertainty from interest rate risk and equity market volatility. The New York economy tends to be more sensitive to monetary policy actions and to movements in the national and world economies than the economies of other states. Economic activity may be more cyclical in New York than in some other states or in the nation as a whole. From time to time the State of New York and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of New York municipal securities.

Non-Diversification — The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, each of these Funds intends to satisfy the asset diversification requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Intermediate-Term Municipal, Tax-Advantaged Income, Short Duration Municipal and Pennsylvania Municipal Bond Funds are diversified.

Pennsylvania Investment — To the extent a Fund invests in Pennsylvania municipal securities, the Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers. Developments in Pennsylvania may adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by Pennsylvania and its municipalities, it is more vulnerable to unfavorable developments in Pennsylvania than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Pennsylvania municipal market. Economic activity may be more cyclical in Pennsylvania than in some other states or in the nation as a whole. From time to time the Commonwealth of Pennsylvania and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of Pennsylvania municipal securities.

Prepayment — The Funds' investments in fixed income securities are subject to prepayment risk. In a declining interest rate environment, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in a Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

Private Placements — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Puerto Rico Investment — To the extent a Fund invests in Puerto Rico municipal securities, the Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Puerto Rico, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Puerto Rico municipal issuers. Developments in Puerto Rico may adversely affect the securities

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held by the Funds. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Puerto Rico municipal market. A number of events, including economic and political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits, high rates of unemployment, Puerto Rico constitutional amendments, legislative measures, voter initiatives and other changes in the law, and other financial difficulties and changes in the credit ratings assigned to Puerto Rico's municipal issuers, are likely to affect each Fund's performance. The economy of Puerto Rico is closely linked to the mainland U.S. economy, as many of the external factors that affect the local economy are determined by the policies and performance of the mainland U.S. economy. Tourism makes a significant contribution to Puerto Rico's economic activity so a decline in tourism, a change in tourism trends or an economic recession that reduces worldwide disposable income could disproportionately affect Puerto Rico's economy relative to other economies that depend less on tourism.

GLOBAL ASSET ALLOCATION

The Funds and other funds managed by SIMC are used within global asset allocation strategies (Strategies) that SIMC constructs and maintains for certain clients (Strategy Clients). The Funds are designed in part to be used as a component within those Strategies. The degree to which a Strategy Client's portfolio is invested in the particular market segments and/or asset classes represented by the Funds and other funds varies. SIMC believes that an investment in a portfolio of funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility.

Within the Strategies, SIMC periodically adjusts the target allocations among the Funds and other funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds and other funds. Because a large portion of the assets in the Funds and other funds may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on the Funds if they are being materially reallocated, including by increasing portfolio turnover (and related transaction costs), disrupting the portfolio management strategy, and causing the Funds to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDEXES

The following information describes the various indexes referred to in the Performance Information sections of this prospectus, including those indexes that compose the Tax-Advantaged Income Fund's Blended Benchmark Index.

The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated or rated below Ba1 by Moody's Investors Service with a remaining maturity of at least one year.

The Bloomberg Barclays MF California Intermediate Municipal Index is a subset of the Bloomberg Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of California and their agencies with maturities between 5 and 10 years.

The Bloomberg Barclays MF Massachusetts Intermediate Municipal Index is a subset of the Bloomberg Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds,

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and is comprised primarily of bond obligations of the state and local governments of Massachusetts and their agencies with maturities between 5 and 10 years.

The Bloomberg Barclays MF New York Intermediate Municipal Index is a subset of the Bloomberg Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of New York and their agencies with maturities between 5 and 10 years.

The Bloomberg Barclays MF Pennsylvania Intermediate Municipal Index is a subset of the Bloomberg Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Pennsylvania and their agencies with maturities between 5 and 10 years.

The Bloomberg Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market and must have a minimum credit rating of Baa.

The Bloomberg Barclays 1-Year Municipal Bond Index is a rules-based, market-value weighted index engineered for the short-term tax exempt investor. The index has four main sectors: general obligation, revenue, insured and pre-refunded bonds.

The Bloomberg Barclays 3-15 Year Intermediate Municipal Blend Index is a rules-based, market-value weighted index engineered for the intermediate-term tax exempt investor. The index is derived from a combination of the Bloomberg Barclays 3, 5, 7, 10 and 15 year municipal indexes. These indexes have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

The Bloomberg Barclays 3-10 Year Intermediate Municipal Blend Index is a rules-based, market-value weighted index engineered for the intermediate-term tax exempt investor. The index is derived from a combination of the Bloomberg Barclays 3, 5, 7 and 10 year municipal indexes. These indexes have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

INVESTMENT ADVISER

SIMC, a Securities and Exchange Commission (SEC) registered investment adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds. As of September 30, 2019, SIMC had approximately $193.51 billion in assets under management.

The Funds are managed by SIMC and one or more Sub-Advisers. SIMC acts as a "manager of managers" of the Funds and, subject to the oversight of the Board of Trustees of the Trust (the Board), is responsible for:

— researching and recommending to the Board, the hiring, termination and replacement of Sub-Advisers;

— allocating, on a continuous basis, assets of a Fund among the Sub-Advisers (to the extent a Fund has more than one Sub-Adviser);

— monitoring and evaluating each Sub-Adviser's performance;

— overseeing the Sub-Advisers to ensure compliance with the Funds' investment objectives, policies and restrictions; and

— monitoring each Sub-Adviser's adherence to its investment style.

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SIMC acts as manager of managers for the Funds pursuant to an exemptive order obtained from the SEC. The exemptive order permits SIMC, with the approval of the Board, to retain unaffiliated sub-advisers for the Funds without submitting the sub-advisory agreements to a vote of the applicable Funds' shareholders. Among other things, the exemptive order permits the non-disclosure of amounts payable by SIMC under a particular sub-advisory agreement, but instead requires SIMC to disclose the aggregate amount of sub-advisory fees paid by SIMC with respect to each Fund. As a manager of managers, SIMC is ultimately responsible for the investment performance of the Funds. The Board supervises SIMC and the Sub-Advisers and establishes policies that they must follow in their management activities.

SIMC sources, analyzes, selects and monitors a wide array of Sub-Advisers across multiple asset classes. Differentiating manager skill from market- generated returns is one of SIMC's primary objectives, as it seeks to identify Sub-Advisers that can deliver attractive investment results. SIMC believes that a full assessment of qualitative as well as quantitative factors is required to identify truly skilled managers. In carrying out this function, SIMC forms forward-looking expectations regarding how a Sub-Adviser will execute a given investment mandate; defines environments in which the strategy is likely to outperform or underperform; and seeks to identify the relevant factors behind a Sub-Adviser's performance. It also utilizes this analysis to identify catalysts that would lead SIMC to reevaluate its view of a Sub-Adviser.

SIMC then constructs a portfolio that seeks to maximize the risk-adjusted rate of return by finding a proper level of diversification between sources of excess return (at an asset class level) and the investment managers implementing them. The allocation to a given investment manager is based on SIMC's analysis of the manager's particular array of alpha sources, the current macroeconomic environment, expectations about the future macroeconomic environment, and the level of risk inherent in a particular manager's investment strategy. SIMC measures and allocates to Sub-Advisers based on risk allocations in an attempt to ensure that one manager does not dominate the risk of a multi-manager, multi-return-source fund.

Richard Bamford and Erin Garrett are the portfolio managers primarily responsible for the management and oversight of the Funds, as described above. Mr. Bamford and Ms. Garrett may also, to a limited extent, directly manage a portion of the assets in each Fund in a manner that SIMC believes will help each Fund achieve its investment goals.

Mr. Bamford serves as a Portfolio Manager for the Fixed Income Team within the Investment Management Unit. Mr. Bamford is responsible for investment grade debt and municipal bond portfolios. Mr. Bamford's duties include manager analysis and selection, strategy development and enhancement as well as investment research. Mr. Bamford has over 20 years of investment experience in investment management. Prior to joining SEI in 1999, Mr. Bamford worked as a Municipal Credit Analyst for Vanguard. Mr. Bamford received a Bachelor of Science in Economics/Finance and Accounting from the University of Scranton and an M.B.A. with a concentration in Finance from St. Joseph's University.

Ms. Garrett serves as a Portfolio Manager for the SEI US Investment Grade fixed income strategies within the Investment Management Unit. Ms. Garrett is responsible for the selection of fund sub-advisers and the allocations among these managers to optimize diversification of style and alpha source within the fixed income funds. In this capacity, Ms. Garrett primarily oversees daily cash flows, portfolio exposures, portfolio risks, and performance attribution. In her preceding role, Ms. Garrett was an Analyst on the Global Fixed Income team responsible for in-depth due diligence on existing and prospective

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investment managers for SEI's US fixed-income portfolios. Ms. Garrett earned a Bachelor of Science in Business Administration/Finance and her M.B.A. with concentrations in Strategic Management and International Business from the Villanova University School of Business, where she graduated magna cum laude. Ms. Garrett is the former President of SEI's Women's Network and currently serves on the SEI Corporate Innovation team.

SUB-ADVISERS

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines and monitors each Sub-Adviser's adherence to its investment style. The Board supervises SIMC and the Sub-Advisers, establishes policies that they must follow in their management activities and oversees the hiring and termination of the sub-advisers recommended by SIMC. Each Sub-Adviser must also operate within each Fund's investment objective, restrictions and policies, and within specific guidelines and instructions established by SIMC from time to time. Each Sub-Adviser is responsible for managing only the portion of the Fund allocated to it by SIMC, and Sub-Advisers may not consult with each other concerning transactions for a Fund. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

For the fiscal year ended August 31, 2019, SIMC received investment advisory fees (after fee waivers), as a percentage of each Fund's average daily net assets, as follows:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Intermediate-Term Municipal Fund	0.33%	0.19%
Short Duration Municipal Fund	0.33%	0.19%
California Municipal Bond Fund	0.33%	0.24%
Massachusetts Municipal Bond Fund	0.33%	0.26%
New Jersey Municipal Bond Fund	0.33%	0.23%
New York Municipal Bond Fund	0.33%	0.23%
Pennsylvania Municipal Bond Fund	0.35%	0.27%
Tax-Advantaged Income Fund	0.50%	0.36%

A discussion regarding the basis for the Board's approval of the Funds' investment advisory and sub-advisory agreements is available in the Funds' annual report, which covers the period September 1, 2018 through August 31, 2019.

The Trust has claimed, on behalf of each Fund and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA). The Trust and each Fund is therefore not subject to registration or regulation as a pool operator under the CEA. SIMC has registered with the National Futures Association as a "commodity pool operator" under the CEA with respect to certain products not included in this prospectus.

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Information About Fee Waivers

The Funds' actual total annual fund operating expenses for the most recent fiscal year were less than the amounts shown in the Annual Fund Operating Expenses Tables in the Fund Summary sections because, among other reasons, the Funds' adviser, the Funds' administrator and/or the Funds' distributor voluntarily waived and/or reimbursed a portion of its fees in order to keep total direct annual fund operating expenses (exclusive of interest from borrowings, brokerage commissions and prime broker fees, taxes, Trustee fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds' business) at a specified level. The voluntary waivers of the Funds' adviser, Funds' administrator and Funds' distributor were limited to the Funds' direct operating expenses and, therefore, did not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The Funds' adviser, the Funds' administrator and/or the Funds' distributor may discontinue all or part of these waivers and/or reimbursements at any time. With these fee waivers and/or reimbursements, the Funds' actual total annual fund operating expenses were as follows:

Fund Name — Class F Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE and extraordinary expenses, if applicable)*
Intermediate-Term Municipal Fund	0.80%	0.63%	0.63%
Short Duration Municipal Fund	0.81%	0.63%	0.63%
California Municipal Bond Fund	0.81%	0.60%	0.60%
Massachusetts Municipal Bond Fund	0.81%	0.63%	0.63%
New Jersey Municipal Bond Fund	0.81%	0.60%	0.60%
New York Municipal Bond Fund	0.81%	0.60%	0.60%
Pennsylvania Municipal Bond Fund	0.83%	0.63%	0.63%
Tax-Advantaged Income Fund	1.08%	0.86%	0.86%

* AFFE reflects the estimated amount of fees and expenses that were incurred indirectly by the Funds through their investments in underlying funds during the most recent fiscal year.

Sub-Advisers and Portfolio Managers

INTERMEDIATE-TERM MUNICIPAL FUND:

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust: Delaware Investments Fund Advisers (DIFA), a series of Macquarie Investment Management Business Trust (MIMBT), located at 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Intermediate-Term Municipal Fund. MIMBT is a subsidiary of Macquarie Management Holdings, Inc. (MMHI). Jake van Roden, Stephen J. Czepiel, and Gregory A. Gizzi are the portfolio managers responsible for the day-to-day investment decisions regarding the portion of the Intermediate-Term Municipal Fund's assets allocated to DIFA. Mr. van Roden, Senior Vice President, Head of Municipal Trading and Portfolio

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Manager, has been with Macquarie Investment Management (MIM), since 2004. Mr. van Roden is a portfolio manager for the firm's nine open-end state-specific municipal bond funds, as well as for several municipal bond client accounts, a role he assumed in December 2017. In February 2019, Mr. van Roden's portfolio management role expanded to include the closed-end municipal bond funds and the three national municipal open-end funds. Mr. van Roden joined the municipal department in July 2004 as a generalist and became head of municipal trading in December 2012. Before that, Mr. van Roden interned at MIM in the client services department. Mr. Czepiel, Senior Vice President and Senior Portfolio Manager, has been with MIM since July 2004. Previously, Mr. Czepiel was Vice President at both Mesirow Financial and Loop Capital Markets. Mr. Czepiel began his career in the securities industry in 1982 as a Municipal Bond Trader at Kidder Peabody and now has more than 21 years of experience in the municipal securities industry. Mr. Gizzi, Senior Vice President and Senior Portfolio Manager, has been with MIM since 2008. Before joining MIM in 2008 as Head of Municipal Bond Trading, Mr. Gizzi spent six years as a Vice President at Lehman Brothers for the firm's tax-exempt institutional sales effort. Prior to that, Mr. Gizzi spent two years trading corporate bonds for UBS. Mr. Gizzi began his career as a municipal bond trader in 1984 at Kidder Peabody and now has more than 21 years of experience in the municipal bond securities industry.

Mellon Investments Corporation: Mellon Investments Corporation (Mellon), located at 201 Washington Street, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Intermediate-Term Municipal Fund. Daniel Rabasco, CFA, Managing Director, Head of Municipal Bonds, is responsible for the management of the portion of the Intermediate-Term Municipal Fund's assets allocated to Mellon. Mr. Rabasco joined Mellon in 1998, holds the CFA designation and has 32 years of investment experience.

Wellington Management Company LLP: Wellington Management Company LLP (Wellington Management), a Delaware limited liability partnership with principal offices located at 280 Congress Street, Boston, Massachusetts 02210, serves as a Sub-Adviser to the Intermediate-Term Municipal Fund. Brad W. Libby, Managing Director and Fixed Income Portfolio Manager/Credit Analyst, manages the portion of the Intermediate-Term Municipal Fund's assets allocated to Wellington Management. Mr. Libby has served as the Portfolio Manager for the Intermediate-Term Municipal Fund since 2019. Mr. Libby joined Wellington Management as an investment professional in 2010.

SHORT DURATION MUNICIPAL FUND:

Neuberger Berman Investment Advisers LLC: Neuberger Berman Investment Advisers LLC (NBIA), located at 1290 Avenue of the Americas, New York, NY 10104, serves as a Sub-Adviser to the Short Duration Municipal Fund. Kristian J. Lind and Peter Moukios are responsible for the management of the assets of the Short Duration Municipal Fund allocated to NBIA. Mr. Lind is a Senior Portfolio Manager for NBIA's Municipal Fixed Income team and a Managing Director. Prior to NBIA, Mr. Lind worked for Weiss, Peck & Greer as an Assistant Portfolio Manager in the Municipal Fixed Income group since 2003. Prior to Weiss, Peck & Greer, Mr. Lind began his career as an Operations Analyst at Barclays Capital in the Operations Control group. Mr. Lind holds a B.S. in Finance from Purdue University. Mr. Moukios is also a Senior Portfolio Manager for NBIA's Municipal Fixed Income team and a Senior Vice President. Prior to NBIA, Mr. Moukios worked for Weiss, Peck & Greer as a Portfolio Manager in Municipal Securities, where he worked since 1987. Previously Mr. Moukios worked at Manufacturers Hanovers Trust. Mr. Moukios holds a B.S. in Management from St. Johns University.

Wells Capital Management Incorporated: Wells Capital Management Incorporated (WellsCap), located at 525 Market Street, 12th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Short

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Duration Municipal Fund. WellsCap is indirectly wholly-owned by Wells Fargo & Company, a publicly listed company. Wendy Casetta, Senior Portfolio Manager, and Bruce Johns, Portfolio Manager, are responsible for the day-to-day management of the portion of the Short Duration Municipal Fund's assets allocated to WellsCap. Prior to joining WellsCap in 2005, Ms. Casetta was also with Strong Capital Management, where she was a Senior Research Analyst and Portfolio Manager. Ms. Casetta earned a Bachelor's degree in finance from the University of Wisconsin, Oshkosh, and a master's degree in business administration from the University of North Florida, Jacksonville and began her investment career in 1993. Prior to joining WellsCap in 2005, Mr. Johns was with Strong Capital Management, where he served as a Senior Research Analyst covering the healthcare sector. Mr. Johns began his investment industry career in 1998 as a mutual fund and brokerage agent with Strong Financial Services. Mr. Johns earned a Bachelor's degree in business and finance from the University of Wisconsin, Parkside.

Western Asset Management Company: Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a Sub-Adviser to the Short Duration Municipal Fund. A team of investment professionals manages the portion of the Short Duration Municipal Fund's assets allocated to Western Asset. A team of investment professionals dedicated to municipals and led by Robert E. Amodeo, CFA, and John C. Mooney, CFA, manages the portion of the Short Duration Municipal Fund's assets allocated to Western Asset. As Chief Investment Officer, S. Kenneth Leech is responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Messrs. Amodeo and Mooney are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Mr. Leech joined Western Asset as a Portfolio Manager in 1990; Mr. Amodeo joined Western Asset as a Portfolio Manager in 2005, and Mr. Mooney joined Western Asset as Portfolio Manager in 2005.

CALIFORNIA MUNICIPAL BOND FUND:

Mellon Investments Corporation: Mellon Investments Corporation (Mellon), located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the California Municipal Bond Fund. Jeffrey Burger, CFA, and Thomas Casey are respectively the primary and secondary portfolio managers who manage the portion of the California Municipal Bond Fund's assets allocated to Mellon. Mr. Burger is a Director, Senior Portfolio Manager for U.S. Municipal Bond Strategies. Mr. Burger manages U.S. Municipal Bond Strategies for institutional, high net worth and mutual fund clients. Mr. Burger previously served as a Senior Analyst when he joined Mellon in 2009, specializing in land secured and special tax bonds. Prior to joining Mellon, Mr. Burger worked at Columbia Management from 2002 to 2009 as a Portfolio Manager and Senior Research Analyst. Mr. Burger has an M.P.A. and a B.A., cum laude, from Syracuse University. Mr. Burger holds the CFA designation and has 21 years of investment experience. Mr. Casey is a Director, Senior Portfolio Manager for U.S. Municipal Bond Strategies. Mr. Casey manages U.S. Municipal Bond portfolios for institutional, insurance and high net worth clients. Prior to assuming his current responsibilities, Mr. Casey worked for a number of years as a Trader and a Portfolio Analyst in the municipal group. Mr. Casey joined Mellon in 1993 from State Street Bank & Trust Company, where he was an Analyst. Mr. Casey has an M.B.A. and a B.A. from Boston College and has 31 years of investment experience.

MASSACHUSETTS MUNICIPAL BOND FUND:

Mellon Investments Corporation: Mellon Investments Corporation (Mellon), located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the Massachusetts Municipal Bond

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Fund. Daniel Rabasco, CFA, Managing Director, Head of Municipal Bonds, is responsible for the management of the assets of the Massachusetts Municipal Bond Fund allocated to Mellon. Mr. Rabasco joined Mellon in 1998, holds the CFA designation and has 32 years of investment experience.

NEW JERSEY MUNICIPAL BOND FUND:

Mellon Investments Corporation: Mellon Investments Corporation (Mellon) located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the New Jersey Municipal Fund. Daniel Barton, CFA, and Jeffrey Burger, CFA, are respectively the primary and secondary portfolio managers who manage the portion of the New Jersey Municipal Bond Fund's assets allocated to Mellon. Mr. Barton is a Director, Portfolio Manager and Head of Research for Tax Exempt Bonds. As a Portfolio Manager, Mr. Barton co-manages several Dreyfus state-specific and credit-specific tax exempt bond mutual funds. Mr. Barton's research responsibilities include utilities, airports, tobacco securitization, charter schools and corporate backed bonds. Mr. Barton joined Mellon in 2005 from Columbia Management Group, where he was a municipal credit analyst for over four years. Mr. Barton earned an M.B.A from Bentley College and a B.S. in chemical engineering from Rensselaer Polytechnic Institute. Mr. Barton holds the CFA designation and has over 19 years of investment experience. Mr. Burger is a Director, Senior Portfolio Manager for U.S. Municipal Bond Strategies. Mr. Burger manages U.S. Municipal Bond Strategies for institutional, high net worth and mutual fund clients. Mr. Burger previously served as a Senior Analyst when he joined Mellon in 2009, specializing in land secured and special tax bonds. Prior to joining Mellon, Mr. Burger worked at Columbia Management from 2002 to 2009 as a Portfolio Manager and Senior Research Analyst. Mr. Burger has an M.P.A. and a B.A., cum laude, from Syracuse University. Mr. Burger holds the CFA designation and has 21 years of investment experience.

NEW YORK MUNICIPAL BOND FUND:

Mellon Investments Corporation: Mellon Investments Corporation (Mellon), located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the New York Municipal Bond Fund. Daniel Rabasco, CFA, Managing Director, Head of Municipal Bonds, is responsible for the management of the assets of the New York Municipal Bond Fund allocated to Mellon. Mr. Rabasco joined Mellon in 1998, holds the CFA designation and has 32 years of investment experience.

PENNSYLVANIA MUNICIPAL BOND FUND:

Mellon Investments Corporation: Mellon Investments Corporation (Mellon), located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the Pennsylvania Municipal Bond Fund. Daniel Rabasco, CFA, Managing Director, Head of Municipal Bonds, is responsible for the management of the assets of the Pennsylvania Municipal Bond Fund allocated to Mellon. Mr. Rabasco joined Mellon in 1998, holds the CFA designation and has 32 years of investment experience.

TAX-ADVANTAGED INCOME FUND:

Pacific Investment Management Company LLC: Pacific Investment Management Company LLC (PIMCO), located at 650 Newport Center Drive, Newport Beach, California 92660, serves as a Sub-Adviser to the Tax-Advantaged Income Fund. David Hammer is the primary individual responsible for managing the portion of the Tax-Advantaged Income Fund's assets allocated to PIMCO. Mr. Hammer is an Executive Vice President in the New York office and Head of Municipal Bond Portfolio Management. Mr. Hammer rejoined PIMCO in 2015 from Morgan Stanley, where he was Managing Director and Head of municipal trading, risk management and research. Previously at PIMCO, Mr. Hammer was a Senior Vice President and Municipal Bond Portfolio Manager, and prior to joining PIMCO in 2012, he was an Executive Director

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and Head of High Yield and Distressed Municipal Bond Trading Group at Morgan Stanley. Mr. Hammer has 16 years of investment experience and holds an undergraduate degree from Syracuse University.

Spectrum Asset Management, Inc.: Spectrum Asset Management, Inc. (Spectrum), located at 2 High Ridge Park, Stamford, Connecticut 06905, serves as a Sub-Adviser to the Tax-Advantaged Income Fund. Spectrum manages the portion of the Tax-Advantaged Income Fund's assets allocated to it under a team approach involving the following individuals: Mr. Mark Lieb, Chief Executive Officer and President (with Spectrum for 32 years); Mr. L. Phillip Jacoby, Chief Investment Officer and Executive Director (with Spectrum for 24 years); Mr. Manu Krishnan, Portfolio Manager (with Spectrum for 15 years); Mr. Roberto Giangregorio, Portfolio Manager (with Spectrum for 16 years); and Mr. Fred Diaz, Portfolio Manager (with Spectrum for 19 years).

Wells Capital Management Incorporated: Wells Capital Management Incorporated (WellsCap), located at 525 Market Street, 12th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Tax-Advantaged Income Fund. WellsCap is indirectly wholly-owned by Wells Fargo & Company, a publicly listed company. Terry J. Goode, Senior Portfolio Manager, and Dennis Derby, Senior Research Analyst and Portfolio Manager, are responsible for the day-to-day management of the portion of the Tax-Advantage Income Fund's assets allocated to WellsCap. Mr. Goode joined WellsCap in 2002, where he currently serves as a Senior Portfolio Manager and was formerly Leader of the Tax-Exempt Research team. Mr. Derby joined WellsCap or one of its predecessor firms in 1995, where he currently serves as a Senior Research Analyst and Portfolio Manager with the Tax-Exempt Fixed-Income team.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of Fund shares.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class F Shares of the Funds. The Funds offer Class F Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Authorized financial institutions and intermediaries may purchase, sell or exchange Class F Shares by placing orders with the Transfer Agent or the Funds' authorized agent. Authorized financial institutions and intermediaries that use certain SEI or third party systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances, the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interest of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as four or more "round trips" in a Fund in any twelve-month period). For more information regarding the Funds' policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

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You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which classes of shares are available to you.

Each Fund calculates its net asset value (NAV) per share once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day's NAV per share, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the next determined NAV per share after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow the procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. You may obtain the current NAV of the Fund by calling 1-800-DIAL-SEI.

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable NAV per share, with the exception of exchange-traded funds, which are priced as equity securities. These open-end investment companies' shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company's NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security's price cannot be obtained, as noted above, a Fund

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will value the securities using a bid price from at least one independent broker. If such prices are not readily available, are determined to be unreliable or cannot be valued using the methodologies described above, a Fund will value the security using the Funds' Fair Value Pricing Policies and Procedures (Fair Value Procedures), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds' Fair Value Procedures until an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time the fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund's futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Fair Value Pricing Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds' Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board or its designated committee. However, when the change would not materially affect the valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

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Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of one member of the Board, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security's trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or (iv) the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or the issuer's industry; (iv) the liquidity of the security; (v) the size of the holding in a Fund; or (vi) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of a Fund could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting the portfolio management strategy, causing a Fund to incur unwanted taxable gains and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board has adopted policies and procedures on behalf of the Funds to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

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The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds' policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policies, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds' monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to restrict trading by the shareholder and may request the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

Certain of the Funds are sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, a Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each customer who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. When you open an account on behalf of an entity you will have to provide formation documents and identifying information about beneficial owner(s) and controlling parties. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

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Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the next determined NAV after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's NAV if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class F Shares of any Fund for Class F Shares of certain other funds of SEI Tax Exempt Trust on any Business Day by contacting the Funds directly by mail. For information about how to exchange Fund shares through your authorized financial institution or intermediary, you should contact your financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying shares of another fund. Therefore, your sale price and purchase price will be based on the next calculated NAV after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Authorized financial institutions and intermediaries may sell Fund shares on any Business Day. Authorized financial institutions and intermediaries that use certain SEI or third party systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. For information about how to sell Fund shares through your authorized financial institution or intermediary, you should contact your authorized financial

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institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next determined NAV after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your redemption on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Methods Used to Meet Redemption Obligations

The Funds generally pay sale (redemption) proceeds in cash during normal market conditions. To the extent that a Fund does not have sufficient cash holdings for redemption proceeds, it will typically seek to generate such cash through the sale of portfolio assets. The Funds also operate an interfund lending program that enables a Fund to borrow from another Fund on a temporary basis, which, on a less regular basis, may be used to help a Fund satisfy redemptions. Under stressed or unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption and you will bear the investment risk of the distributed securities until the distributed securities are sold. These methods may be used during both normal and stressed market conditions.

Low Balance Redemptions

A Fund (or its delegate) may, in its discretion, and upon reasonable notice, redeem in full a financial institution, intermediary or shareholder that fails to maintain an investment of at least $1,000 in the Fund.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons, as permitted by the Investment Company Act of 1940, as amended and the rules and regulations promulgated thereunder. More information about such suspension can be found in the SAI.

Large Redemptions

Large unexpected redemptions to a Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, a Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Funds may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in a Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large

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redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine.

Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property, including mutual fund shares, under various circumstances. Such circumstances include inactivity (i.e., no owner-initiated contact for a certain period), returned mail (i.e., when mail sent to a shareholder is returned by the post office, or "RPO," as undeliverable), or a combination of both inactivity and returned mail. More information on unclaimed property and how to maintain an active account is available through your state.

If you are a resident of certain states, you may designate a representative to receive notice of the potential escheatment of your property. The designated representative would not have any rights to your shares. Please contact your financial intermediary for additional information.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

SERVICE OF FUND SHARES

The Funds have adopted a shareholder services plan and agreement (the Service Plan) with respect to Class F Shares that allows such shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such shares at an annual rate of up to 0.25% of average daily net assets of the Class F Shares. The Service Plan provides that shareholder service fees on Class F Shares will be paid to SIDCo., which may then be used by SIDCo. to compensate financial intermediaries for providing shareholder services with respect to Class F Shares.

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DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Funds can be obtained on the Internet at the following address: http://www.seic.com/holdings (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

The Tax Cuts and Jobs Act (the Tax Act) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and only apply to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules applicable to regulated investment companies, such as the Funds. The Tax Act, however, made numerous other changes to the tax rules that may affect shareholders and the Funds. You are urged to consult your own tax advisor regarding how the Tax Act affects your investment in the Funds.

The Funds intend to make distributions, the majority of which consist of tax exempt-interest dividends that are exempt from federal income tax. In order to pay tax-exempt interest dividends to shareholders, a Fund must invest at least 50% of its net assets in securities that pay interest that is exempt from federal income tax. The California, Massachusetts, New Jersey, New York and Pennsylvania Municipal Bond Funds also intend to distribute income that is exempt from state (and in some cases, local) income taxes for residents of each such state. A portion of the income distributed by the Intermediate-Term Municipal, the Short Duration Municipal and the Tax-Advantaged Income Funds may be exempt from your state and local income taxes depending on the investments of the Funds. Each Fund may invest a portion of its assets in securities that generate income that is subject to federal, state or local income taxes. Income exempt from federal tax may be subject to state and local taxes as well as the federal alternative minimum tax applicable only to individual taxpayers. The Funds may not be a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.

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While the Tax-Advantaged Income Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from federal income tax in order to meet the requirements necessary for a Fund to pay out exempt-interest dividends to its shareholders, if the Tax-Advantaged Income Fund fails to meet this requirement, the income from all of its investments, including its municipal securities, may be subject to federal income tax.

The Funds intend to distribute substantially all of their net investment income, tax exempt-interest income and their net realized capital gains, if any. Certain dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares.

The Tax-Advantaged Income Fund's taxable dividends may qualify for a dividends received deduction if you are a corporate shareholder or, in the case of individual shareholders for the lower tax rates applicable to qualified dividend income (20% (lower rates apply to individuals in lower tax brackets)) but only to the extent that such Fund receives qualified dividend income and meets certain holding period requirements and other requirements are satisfied by you and the Fund. Other than the Tax-Advantaged Income Fund, it is not expected that any portion of the taxable distributions that may be generated by a Fund will be qualified dividend income.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than twelve months. Capital gain or loss realized upon a sale or exchange of Fund shares held for twelve months or less is generally treated as short-term capital gain or loss. Any capital loss on the sale of Fund shares held for six months or less, however, is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares or disallowed to the extent of the amount of tax exempt-interest dividends that were paid with respect to Fund shares.

A dividend or distribution received shortly after the purchase of Fund shares reduces the NAV of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder, commonly referred to as "buying a dividend."

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends and capital gains (including capital gains realized on the sale or exchange of shares of a Fund). "Net investment income" does not include tax exempt-interest dividends.

Non-U.S. investors in the Funds may be subject to U.S. withholding tax and are encouraged to consult their tax advisor prior to investing in the Funds.

The SAI contains more information about taxes.

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ADDITIONAL INFORMATION

The Trust enters into contractual arrangements with various parties (including, among others, the Funds' investment adviser, custodian, transfer agent, accountants and distributor) who provide services to the Funds. Shareholders are not parties to, or intended (or "third-party") beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or any right to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus and the SAI provide information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. The Funds may make changes to this information from time to time. Neither this prospectus, the SAI nor any document filed as an exhibit to the Trust's registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly (and which may not be waived) by federal or state securities laws.

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FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class F Shares of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information in the following tables has been derived from each Fund's financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST—FOR THE YEARS ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Intermediate-Term Municipal Fund
CLASS F
2019	$11.49	$0.28	$0.62	$0.90	$(0.28)	$(0.01)		$(0.29)	$12.10	7.98%	$1,973,701	0.63%		0.80%		2.44%	17%
2018	11.79	0.29	(0.30)	(0.01)	(0.29)	—		(0.29)	11.49	(0.10)	1,990,956	0.63		0.81		2.48	17
2017	12.01	0.28	(0.22)	0.06	(0.28)	—	^	(0.28)	11.79	0.59	1,834,913	0.63		0.83		2.43	12
2016	11.62	0.29	0.39	0.68	(0.29)	—		(0.29)	12.01	5.92	1,625,099	0.64	(1)	0.86	(1)	2.46	15
2015	11.72	0.29	(0.10)	0.19	(0.29)	—		(0.29)	11.62	1.67	1,483,982	0.63		0.85		2.52	10
Short Duration Municipal Fund
CLASS F
2019	$10.00	$0.13	$0.08	$0.21	$(0.13)	$—		$(0.13)	$10.08	2.15%	$1,246,219	0.63%		0.81%		1.33%	53%
2018	10.04	0.09	(0.04)	0.05	(0.09)	—		(0.09)	10.00	0.52	1,301,016	0.63		0.82		0.93	67
2017	10.05	0.06	(0.01)	0.05	(0.06)	—		(0.06)	10.04	0.47	1,325,339	0.63		0.83		0.57	69
2016	10.04	0.04	0.01	0.05	(0.04)	—		(0.04)	10.05	0.47	1,546,295	0.64	(1)	0.87	(1)	0.38	49
2015	10.05	0.03	(0.01)	0.02	(0.03)	—		(0.03)	10.04	0.16	1,383,170	0.63		0.85		0.26	37

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	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
California Municipal Bond Fund
CLASS F
2019	$10.60	$0.19	$0.56	$0.75	$(0.19)	$(0.02)	$(0.21)	$11.14	7.16%	$337,407	0.60%		0.81%		1.73%	16%
2018	10.95	0.18	(0.32)	(0.14)	(0.18)	(0.03)	(0.21)	10.60	(1.27)	335,652	0.60		0.81		1.73	19
2017	11.12	0.19	(0.14)	0.05	(0.19)	(0.03)	(0.22)	10.95	0.54	331,470	0.60		0.83		1.75	12
2016	10.84	0.21	0.33	0.54	(0.21)	(0.05)	(0.26)	11.12	5.07	288,076	0.61	(1)	0.86	(1)	1.90	13
2015	10.92	0.23	(0.07)	0.16	(0.23)	(0.01)	(0.24)	10.84	1.53	273,702	0.60		0.85		2.14	13
Massachusetts Municipal Bond Fund
CLASS F
2019	$10.33	$0.17	$0.65	$0.82	$(0.17)	$(0.02)	$(0.19)	$10.96	8.03%	$78,984	0.63%		0.81%		1.64%	15%
2018	10.76	0.17	(0.39)	(0.22)	(0.17)	(0.04)	(0.21)	10.33	(2.01)	76,303	0.63		0.82		1.66	13
2017	10.98	0.18	(0.16)	0.02	(0.18)	(0.06)	(0.24)	10.76	0.23	73,208	0.63		0.83		1.70	15
2016	10.70	0.20	0.38	0.58	(0.20)	(0.10)	(0.30)	10.98	5.43	62,023	0.64	(1)	0.86	(1)	1.82	9
2015	10.78	0.21	(0.08)	0.13	(0.21)	—	(0.21)	10.70	1.27	56,768	0.63		0.85		1.98	16
New Jersey Municipal Bond Fund
CLASS F
2019	$10.25	$0.21	$0.50	$0.71	$(0.21)	$—	$(0.21)	$10.75	6.98%	$121,756	0.60%		0.81%		1.99%	16%
2018	10.53	0.20	(0.26)	(0.06)	(0.20)	(0.02)	(0.22)	10.25	(0.52)	121,473	0.60		0.81		1.97	10
2017	10.68	0.21	(0.14)	0.07	(0.21)	(0.01)	(0.22)	10.53	0.69	120,057	0.60		0.83		2.03	13
2016	10.37	0.22	0.34	0.56	(0.22)	(0.03)	(0.25)	10.68	5.48	110,599	0.60	(1)	0.86	(1)	2.12	8
2015	10.57	0.23	(0.18)	0.05	(0.23)	(0.02)	(0.25)	10.37	0.47	103,303	0.60		0.85		2.17	15
New York Municipal Bond Fund
CLASS F
2019	$10.53	$0.19	$0.58	$0.77	$(0.19)	$(0.01)	$(0.20)	$11.10	7.41%	$178,637	0.60%		0.81%		1.76%	11%
2018	10.92	0.19	(0.37)	(0.18)	(0.19)	(0.02)	(0.21)	10.53	(1.64)	184,157	0.60		0.82		1.78	15
2017	11.07	0.18	(0.12)	0.06	(0.18)	(0.03)	(0.21)	10.92	0.61	179,836	0.60		0.83		1.71	9
2016	10.75	0.19	0.35	0.54	(0.19)	(0.03)	(0.22)	11.07	5.09	178,083	0.60	(1)	0.86	(1)	1.73	15
2015	10.83	0.21	(0.06)	0.15	(0.21)	(0.02)	(0.23)	10.75	1.25	162,389	0.60		0.85		1.91	17

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	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Pennsylvania Municipal Bond Fund
CLASS F
2019	$10.54	$0.20	$0.68	$0.88	$(0.20)	$(0.01)	$(0.21)	$11.21	8.41%	$179,432	0.63%		0.83%		1.86%	14%
2018	10.89	0.20	(0.35)	(0.15)	(0.20)	—	(0.20)	10.54	(1.41)	172,348	0.63		0.83		1.85	14
2017	10.99	0.20	(0.10)	0.10	(0.20)	—	(0.20)	10.89	0.93	158,784	0.63		0.84		1.84	14
2016	10.70	0.22	0.28	0.50	(0.21)	—	(0.21)	10.99	4.75	128,744	0.63	(1)	0.84	(1)	1.98	19
2015	10.73	0.22	(0.03)	0.19	(0.22)	—	(0.22)	10.70	1.77	107,636	0.63		0.83		2.04	19
Tax-Advantaged Income Fund
CLASS F
2019	$10.32	$0.43	$0.36	$0.79	$(0.43)	$(0.06)	$(0.49)	$10.62	7.90%	$1,172,233	0.86%		1.08%		4.24%	40%
2018	10.51	0.42	(0.14)	0.28	(0.41)	(0.06)	(0.47)	10.32	2.80	1,167,550	0.86		1.09		4.14	41
2017	10.70	0.44	(0.20)	0.24	(0.43)	—	(0.43)	10.51	2.37	1,108,396	0.86		1.09		4.22	52
2016	10.01	0.41	0.68	1.09	(0.40)	—	(0.40)	10.70	11.12	1,195,269	0.87	(1)	1.09	(1)	3.93	24
2015	10.07	0.40	(0.08)	0.32	(0.38)	—	(0.38)	10.01	3.23	973,359	0.86		1.08		3.99	22

* Per share calculations were performed using average shares.

† Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡ The expense ratio includes Trustee fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded, the expense ratios would have been equal to, or less than, the expense cap ratio. See Note 4 in the Notes to Financial Statements.

^ Amount represents less than $0.01 per share.

(1) The expense ratio includes proxy expenses outside the cap.

Amounts designated as "—" are $0 or have been rounded to $0.

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Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2019 includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI
By Mail: Write to the Funds at:
One Freedom Valley Drive
Oaks, Pennsylvania 19456

By Internet: The Trust makes available its SAI and annual and semi-annual reports, free of charge, on or through the Fund's Website at www.seic.com/fundprospectuses. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may request documents by mail from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Tax Exempt Trust's Investment Company Act registration number is 811-03447.

SEI-F-008 (12/19)

SEIC.COM

December 31, 2019, as amended through March 18, 2020

PROSPECTUS

SEI Tax Exempt Trust

Class Y Shares

›  Intermediate-Term Municipal Fund (SINYX)

›  Short Duration Municipal Fund (SHYMX)

›  California Municipal Bond Fund (SCYYX)

›  Massachusetts Municipal Bond Fund (SMSYX)

›  New Jersey Municipal Bond Fund (SNJYX)

›  New York Municipal Bond Fund (SNYYX)

›  Pennsylvania Municipal Bond Fund (SPAYX)

›  Tax-Advantaged Income Fund (STAYX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank.

Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

seic.com

SEI / PROSPECTUS

SEI TAX EXEMPT TRUST

About This Prospectus

FUND SUMMARY
INTERMEDIATE-TERM MUNICIPAL FUND	1
SHORT DURATION MUNICIPAL FUND	6
CALIFORNIA MUNICIPAL BOND FUND	11
MASSACHUSETTS MUNICIPAL BOND FUND	16
NEW JERSEY MUNICIPAL BOND FUND	21
NEW YORK MUNICIPAL BOND FUND	26
PENNSYLVANIA MUNICIPAL BOND FUND	31
TAX-ADVANTAGED INCOME FUND	36
Purchase and Sale of Fund Shares	43
Payments to Broker-Dealers and Other Financial Intermediaries	43
MORE INFORMATION ABOUT THE FUNDS	43
MORE INFORMATION ABOUT RISKS	43
Risk Information Common to the Funds	43
More Information About Principal Risks	44
GLOBAL ASSET ALLOCATION	49
MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDEXES	50
INVESTMENT ADVISER	51
SUB-ADVISERS	52
Information About Fee Waivers	53
Sub-Advisers and Portfolio Managers	54
PURCHASING, EXCHANGING AND SELLING FUND SHARES	58
HOW TO PURCHASE FUND SHARES	59
Pricing of Fund Shares	60
Frequent Purchases and Redemptions of Fund Shares	62
Foreign Investors	63
Customer Identification and Verification and Anti-Money Laundering Program	63
HOW TO EXCHANGE YOUR FUND SHARES	64
HOW TO SELL YOUR FUND SHARES	64
Receiving Your Money	64
Methods Used to Meet Redemption Obligations	64
Low Balance Redemptions	65
Suspension of Your Right to Sell Your Shares	65
Large Redemptions	65
Telephone Transactions	65
Unclaimed Property	65
DISTRIBUTION OF FUND SHARES	66
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	66
DIVIDENDS, DISTRIBUTIONS AND TAXES	66
Dividends and Distributions	66
Taxes	66
ADDITIONAL INFORMATION	68
FINANCIAL HIGHLIGHTS	69
HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST	Back Cover

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INTERMEDIATE-TERM MUNICIPAL FUND

Fund Summary

Investment Goal

The highest level of income exempt from federal income tax as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.55%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Intermediate-Term Municipal Fund — Class Y Shares	$56	$176	$307	$689

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The Intermediate-Term Municipal Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal income tax, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these securities are state and

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local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Fund uses a multi-manager approach, relying on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. The Sub-Advisers and, to the extent applicable, SIMC select securities based on their views on the future direction of interest rates and the shape of the yield curve, as well as their views on credit quality and sector allocation issues. Where possible, the Sub-Advisers and, to the extent applicable, SIMC will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Advisers and, to the extent applicable, SIMC will strive to maintain an average dollar-weighted portfolio maturity of three to ten years for the Fund's entire portfolio. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal income tax. The Fund may also invest in municipal securities rated below investment grade (junk bonds) or unrated municipal securities.

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

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Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

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Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax applicable to individual taxpayers.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 6.42% (09/30/09) Worst Quarter: -3.46% (12/31/16) The Fund's Class Y total return (pre-tax) from January 1, 2019 to September 30, 2019 was 6.60%.

The Fund's Class Y Shares commenced operations on May 1, 2015. For full calendar years through December 31, 2015, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Average Annual Total Returns (for the periods ended December 31, 2018)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

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Intermediate-Term Municipal Fund*	1 Year	5 Years	10 Years	Since Inception (9/5/1989)**
Return Before Taxes	0.96%	3.04%	4.11%	4.61%
Return After Taxes on Distributions	0.94%	3.45%	4.32%	4.63%
Return After Taxes on Distributions and Sale of Fund Shares	1.71%	3.39%	4.13%	4.58%
Bloomberg Barclays 3-15 Year Intermediate Municipal Blend Index Return (reflects no deduction for fees, expenses or taxes)	1.54%	3.22%	4.18%	N/A

* The Fund's Class Y Shares commenced operations on May 1, 2015. For periods prior to May 1, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

** The Bloomberg Barclays 3-15 Year Intermediate Municipal Blend Index returns for the "Since Inception" period are not provided because index returns are not available prior to June 30, 1993.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust	Jake van Roden Stephen J. Czepiel Gregory A. Gizzi	Since 2019 Since 2007 Since 2012	Senior Vice President, Head of Municipal Trading, Portfolio Manager Senior Vice President, Senior Portfolio Manager Senior Vice President, Senior Portfolio Manager
Mellon Investments Corporation	Daniel Rabasco, CFA	Since 2010	Managing Director, Head of Municipal Bonds
Wellington Management Company LLP	Brad W. Libby	Since 2019	Managing Director and Fixed Income Portfolio Manager/Credit Analyst

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income tax and may also be exempt from certain state and/or local income taxes depending on an investor's state of residence. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax applicable to individual taxpayers.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43 of this prospectus.

SEI / PROSPECTUS

SHORT DURATION MUNICIPAL FUND

Fund Summary

Investment Goal

High level of income exempt from federal income tax consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.56%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Short Duration Municipal Fund — Class Y Shares	$57	$179	$313	$701

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

The Short Duration Municipal Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal income tax, including, but not limited to, municipal bonds, notes, variable rate demand notes and commercial paper. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

SEI / PROSPECTUS

The Fund uses one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Advisers select securities based on their views on the future direction of interest rates and the shape of the yield curve, as well as their views on credit quality and sector allocation issues. Where possible, the Sub-Advisers will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Advisers will strive to maintain a portfolio duration of three years or less. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a three-year duration, it will decrease in value by approximately 3% if interest rates rise 1% and increase in value by approximately 3% if interest rates fall 1%. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal income tax.

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions,

SEI / PROSPECTUS

changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax applicable to individual taxpayers.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 1.46% (03/31/09) Worst Quarter: -0.42% (12/31/16) The Fund's Class Y total return (pre-tax) from January 1, 2019 to September 30, 2019 was 1.92%.

The Fund's Class Y Shares commenced operations on May 1, 2015. For full calendar years through December 31, 2015, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Average Annual Total Returns (for the periods ended December 31, 2018)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Short Duration Municipal Fund*	1 Year	5 Years	10 Years	Since Inception (11/13/2003)
Return Before Taxes	1.34%	0.65%	1.03%	1.52%
Return After Taxes on Distributions	1.33%	0.72%	1.05%	1.53%
Return After Taxes on Distributions and Sale of Fund Shares	1.33%	0.74%	1.07%	1.53%
Bloomberg Barclays 1-Year Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)	1.74%	0.83%	1.20%	1.77%

SEI / PROSPECTUS

* The Fund's Class Y Shares commenced operations on May 1, 2015. For periods prior to May 1, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 2003	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Neuberger Berman Investment Advisers LLC	Kristian J. Lind Peter Moukios	Since 2011 Since 2016	Senior Portfolio Manager, Managing Director Senior Portfolio Manager, Senior Vice President
Wells Capital Management Incorporated	Wendy Casetta Bruce Johns	Since 2011 Since 2011	Senior Portfolio Manager, Tax-Exempt Senior Portfolio Manager
Western Asset Management Company	S. Kenneth Leech Robert E. Amodeo, CFA John C. Mooney, CFA	Since 2017 Since 2017 Since 2017	Chief Investment Officer, Portfolio Manager Head of Municipals, Portfolio Manager Portfolio Manager

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income tax and may also be exempt from certain state and/or local income taxes depending on an investor's state of residence. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax applicable to individual taxpayers.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43 of this prospectus.

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CALIFORNIA MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.56%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
California Municipal Bond Fund — Class Y Shares	$57	$179	$313	$701

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The California Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and California state income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these securities

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are state and local governments and their agencies located in California, as well as in Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and California state income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

California Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as

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well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

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Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax applicable to individual taxpayers.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 6.20% (09/30/09) Worst Quarter: -3.93% (12/31/16) The Fund's Class Y total return (pre-tax) from January 1, 2019 to September 30, 2019 was 5.31%.

The Fund's Class Y Shares commenced operations on October 30, 2015. For full calendar years through December 31, 2015, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Average Annual Total Returns (for the periods ended December 31, 2018)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who

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hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

California Municipal Bond Fund*	1 Year	5 Years	10 Years	Since Inception (8/19/1998)
Return Before Taxes	0.91%	2.43%	3.53%	3.78%
Return After Taxes on Distributions	0.86%	2.47%	3.52%	3.72%
Return After Taxes on Distributions and Sale of Fund Shares	1.35%	2.46%	3.40%	3.67%
Bloomberg Barclays MF California Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)	1.69%	3.00%	4.33%	4.51%

* The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Adviser and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mellon Investments Corporation	Jeffrey Burger, CFA Thomas Casey	Since 2013 Since 2013	Director, Senior Portfolio Manager — U.S. Municipal Bond Strategies Director, Senior Portfolio Manager — U.S. Municipal Bond Strategies

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income and California state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and California state income taxes, including the federal alternative minimum tax applicable to individual taxpayers.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43 of this prospectus.

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MASSACHUSETTS MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.56%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Massachusetts Municipal Bond Fund — Class Y Shares	$57	$179	$313	$701

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The Massachusetts Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and Massachusetts state income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these

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securities are state and local governments and their agencies located in Massachusetts, as well as in Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and Massachusetts state income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Massachusetts Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as

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well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

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Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax applicable to individual taxpayers.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 5.73% (09/30/09) Worst Quarter: -3.97% (12/31/16) The Fund's Class Y total return (pre-tax) from January 1, 2019 to September 30, 2019 was 5.62%.

The Fund's Class Y Shares commenced operations on October 30, 2015. For full calendar years through December 31, 2015, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Average Annual Total Returns (for the periods ended December 31, 2018)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who

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hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Massachusetts Municipal Bond Fund*	1 Year	5 Years	10 Years	Since Inception (8/19/1998)
Return Before Taxes	0.75%	2.30%	3.56%	3.74%
Return After Taxes on Distributions	0.71%	2.37%	3.56%	3.69%
Return After Taxes on Distributions and Sale of Fund Shares	1.21%	2.40%	3.45%	3.66%
Bloomberg Barclays MF Massachusetts Intermediate Municipal Index Return(reflects no deduction for fees, expenses or taxes)	1.54%	3.02%	3.95%	4.52%

* The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mellon Investments Corporation	Daniel Rabasco, CFA	Since 2010	Managing Director, Head of Municipal Bonds

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income and Massachusetts state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and Massachusetts state income taxes, including the federal alternative minimum tax applicable to individual taxpayers.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43 of this prospectus.

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NEW JERSEY MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.56%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
New Jersey Municipal Bond Fund — Class Y Shares	$57	$179	$313	$701

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The New Jersey Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and New Jersey state income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these

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securities are state and local governments and their agencies located in New Jersey, as well as in Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and New Jersey state income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

New Jersey Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as

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well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

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Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax applicable to individual taxpayers.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 4.48% (09/30/09) Worst Quarter: -3.44% (12/31/16) The Fund's Class Y total return (pre-tax) from January 1, 2019 to September 30, 2019 was 5.04%.

The Fund's Class Y Shares commenced operations on October 30, 2015. For full calendar years through December 31, 2015, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Average Annual Total Returns (for the periods ended December 31, 2018)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who

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hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

New Jersey Municipal Bond Fund*	1 Year	5 Years	10 Years	Since Inception (8/18/1998)
Return Before Taxes	1.20%	2.16%	3.07%	3.43%
Return After Taxes on Distributions	1.18%	2.20%	3.08%	3.39%
Return After Taxes on Distributions and Sale of Fund Shares	1.57%	2.25%	3.03%	3.38%
Bloomberg Barclays 3-10 Year Intermediate Municipal Blend Index Return (reflects no deduction for fees, expenses or taxes)	1.60%	2.64%	3.60%	4.13%

* The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Adviser and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mellon Investments Corporation	Daniel Barton, CFA Jeffrey Burger, CFA	Since 2013 Since 2013	Director, Portfolio Manager and Head of Research — Tax Exempt Bonds Director, Senior Portfolio Manager — U.S. Municipal Bond Strategies

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income and New Jersey state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and New Jersey state income taxes, including the federal alternative minimum tax applicable to individual taxpayers.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43 of this prospectus.

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NEW YORK MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from federal and New York state and city income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.56%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
New York Municipal Bond Fund — Class Y Shares	$57	$179	$313	$701

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The New York Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and New York state and city income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of

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these securities are state and local governments and their agencies located in New York, as well as in Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and New York state and city income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

New York Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as

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well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

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Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax applicable to individual taxpayers.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 5.32% (09/30/09) Worst Quarter: -3.57% (12/31/16) The Fund's Class Y total return (pre-tax) from January 1, 2019 to September 30, 2019 was 5.25%.

The Fund's Class Y Shares commenced operations on October 30, 2015. For full calendar years through December 31, 2015, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Average Annual Total Returns (for the periods ended December 31, 2018)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who

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hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

New York Municipal Bond Fund*	1 Year	5 Years	10 Years	Since Inception (8/18/1998)
Return Before Taxes	0.86%	2.18%	3.27%	3.62%
Return After Taxes on Distributions	0.82%	2.21%	3.24%	3.57%
Return After Taxes on Distributions and Sale of Fund Shares	1.32%	2.21%	3.16%	3.54%
Bloomberg Barclays MF New York Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)	1.46%	2.92%	3.96%	4.39%

* The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mellon Investments Corporation	Daniel Rabasco, CFA	Since 2010	Managing Director, Head of Municipal Bonds

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income tax and New York state and city income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and New York state and city income taxes, including the federal alternative minimum tax applicable to individual taxpayers.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43 of this prospectus.

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PENNSYLVANIA MUNICIPAL BOND FUND

Fund Summary

Investment Goal

Current income exempt from federal and Pennsylvania state income taxes consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.35%
Distribution (12b-1) Fees	None
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Pennsylvania Municipal Bond Fund — Class Y Shares	$59	$186	$324	$726

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The Pennsylvania Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and Pennsylvania state income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these

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securities are state and local governments and their agencies located in Pennsylvania, as well as in Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of seven years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and Pennsylvania state income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Pennsylvania Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers.

Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

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Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

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Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax applicable to individual taxpayers.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 5.17% (09/30/09) Worst Quarter: -3.64% (12/31/16) The Fund's Class Y total return (pre-tax) from January 1, 2019 to September 30, 2019 was 6.07%.

The Fund's Class Y Shares commenced operations on October 30, 2015. For full calendar years through December 31, 2015, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Average Annual Total Returns (for the periods ended December 31, 2018)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

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Pennsylvania Municipal Bond Fund*	1 Year	5 Years	10 Years	Since Inception (8/26/1998)
Return Before Taxes	0.97%	2.24%	3.37%	3.55%
Return After Taxes on Distributions	0.95%	2.28%	3.39%	3.53%
Return After Taxes on Distributions and Sale of Fund Shares	1.40%	2.24%	3.24%	3.53%
Bloomberg Barclays MF Pennsylvania Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)	1.99%	3.22%	4.24%	4.48%

* The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mellon Investments Corporation	Daniel Rabasco, CFA	Since 2010	Managing Director, Head of Municipal Bonds

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income and Pennsylvania state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and Pennsylvania state income taxes, including the federal alternative minimum tax applicable to individual taxpayers.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43 of this prospectus.

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TAX-ADVANTAGED INCOME FUND

Fund Summary

Investment Goal

Provide the highest level of income possible in a tax efficient manner.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.50%
Distribution (12b-1) Fees	None
Other Expenses	0.33%
Total Annual Fund Operating Expenses	0.83%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Tax-Advantaged Income Fund — Class Y Shares	$85	$265	$460	$1,025

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Tax-Advantaged Income Fund will invest, under normal circumstances, at least 50% of its net assets in municipal securities, such as bonds, that pay interest that is exempt from federal income tax, including the alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, as well as in Puerto Rico and other U.S. territories and possessions. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. Under most market conditions, a large percentage of the municipal securities in which

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the Fund invests will be below investment grade (junk bonds), but the Fund, without limitation, may invest in higher rated municipal securities.

To a lesser extent, the Fund will also invest in a full range of preferred stock with an emphasis on preferred securities that, at the time of issuance, are eligible to pay dividends that qualify for certain favorable federal income tax treatment, such as dividends that are treated as qualified dividend income and eligible for the dividends received deduction (in each instance, provided certain requirements and holding periods are satisfied, see "Taxes"). The amount invested in preferred stocks at any one time will depend on the attractiveness of the after-tax income stream produced by the preferred securities and will be less than 50% of the Fund's net assets. It is possible that the Fund could own no preferred securities if municipal securities produce a higher yield on an after-tax basis.

Although the Fund may invest a portion of its assets in securities other than municipal and preferred securities, the Fund will seek to purchase securities that generate income eligible for preferential tax treatment in the hands of shareholders. The Fund may also invest in convertible securities, securities eligible for resale under Rule 144A of the Securities Act of 1933, as amended, and other privately placed securities, debt securities subject to federal income tax, common stock and open and closed-end funds. SEI Investments Management Corporation (SIMC or the Adviser) may directly invest up to 5% of the Fund's assets in closed-end bond funds.

The Fund uses a multi-manager approach to manage the Fund's portfolio under the general supervision of SIMC. Each sub-adviser (each, a Sub-Adviser and collectively, the Sub-Advisers) and, to the extent applicable, SIMC selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, each Sub-Adviser and, to the extent applicable, SIMC, will attempt to acquire securities that are underpriced relative to other eligible securities. Each Sub-Adviser and, to the extent applicable, SIMC, will seek to maintain duration of four to eleven years for the Fund's entire portfolio. The Fund may invest in securities subject to the alternative minimum tax or in taxable debt securities.

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

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Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

California/New York Investment Risk — To the extent the Fund invests a material portion of its assets in issuers of California or New York municipal securities, the Fund's performance will be affected by the fiscal and economic health of the States of California or New York, their political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California or New York municipal issuers.

Convertible and Preferred Securities Risk — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment

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company's expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Taxation Risk — In order to pay tax-exempt interest, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall. While the Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from federal income tax in order to meet the requirements necessary to pay out exempt-interest dividends to its shareholders, if the Fund fails to meet this requirement, the income distributions resulting from all of its investments, including its municipal securities, may be subject to federal income tax when received by shareholders.

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Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past nine calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 17.31% (06/30/09) Worst Quarter: -4.55% (12/31/16) The Fund's Class Y total return (pre-tax) from January 1, 2019 to September 30, 2019 was 9.45%.

The Fund's Class Y Shares commenced operations on May 1, 2015. For full calendar years through December 31, 2015, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Average Annual Total Returns (for the periods ended December 31, 2018)

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 60/40 Blended Benchmark, which consists of the Bloomberg Barclays High Yield Municipal Bond Index (60%) and the Bloomberg Barclays Municipal Bond Index (40%). The Fund's 60/40 Blended Benchmark is designed to reflect a useful comparison to the Fund's overall performance and reflects the Fund's investment strategy more accurately than the broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who

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hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Tax-Advantaged Income Fund*	1 Year	5 Years	10 Years	Since Inception (9/4/2007)
Return Before Taxes	0.77%	5.59%	8.17%	4.73%
Return After Taxes on Distributions	-0.10%	5.30%	7.66%	4.18%
Return After Taxes on Distributions and Sale of Fund Shares	1.58%	5.10%	7.15%	4.16%
Bloomberg Barclays High Yield Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)	4.76%	6.53%	9.12%	4.87%
The Fund's 60/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	3.36%	5.45%	7.41%	4.68%

* The Fund's Class Y Shares commenced operations on May 1, 2015. For periods prior to May 1, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 2007	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Pacific Investment Management Company LLC	David Hammer	Since 2015	Executive Vice President
Spectrum Asset Management, Inc.	Mark A. Lieb L. Phillip Jacoby Manu Krishnan Roberto Giangregorio Fred Diaz	Since 2007 Since 2007 Since 2007 Since 2007 Since 2007	Chief Executive Officer and President Chief Investment Officer and Executive Director Portfolio Manager Portfolio Manager Portfolio Manager
Wells Capital Management Incorporated	Terry J. Goode Dennis Derby	Since 2017 Since 2017	Senior Portfolio Manager Senior Research Analyst and Portfolio Manager

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Tax Information

The Fund expects a portion of its distributions to consist of exempt-interest dividends that are exempt from federal income tax and that may also be exempt from certain state and/or local income taxes depending on an investor's state of residence. The Fund, however, expects to invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43 of this prospectus.

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Purchase and Sale of Fund Shares

The minimum initial investment for Class Y Shares is $100,000 with minimum subsequent investments of $1,000. Such minimums may be waived at the discretion of SIMC. Notwithstanding the foregoing, a higher minimum investment amount may be required for certain types of investors to be eligible to invest in Class Y shares, as set forth in "Purchasing, Exchanging and Selling Fund Shares" on page 58.

You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your authorized financial institution or intermediary directly. Authorized financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Funds' transfer agent (the Transfer Agent) or the Funds' authorized agent, using certain SEI Investments Company (SEI) or third party systems or by calling 1-800-858-7233, as applicable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE INFORMATION ABOUT THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities and certain other instruments.

Each Fund has an investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions. For temporary defensive or liquidity purposes during unusual economic or market conditions, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with a Fund's strategies. During such time, the Funds may not achieve their investment goals. A Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

This prospectus describes the Funds' primary investment strategies. However, the Funds may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but

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these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. You could lose money on your investment in a Fund, just as you could with other investments.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect security markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

Below Investment Grade Fixed Income Securities (Junk Bonds) — Below investment grade fixed income securities (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds is even greater because the prospect for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest, these risky securities tend to offer higher returns, but there is no guarantee that an investment in these securities will result in a high rate of return.

California Investment — To the extent a Fund invests in California municipal securities, the Fund's performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers. Developments in California may adversely affect the securities held by the Funds. Because each Fund invests primarily in securities issued by California and its municipalities, it is more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall California municipal market. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California's governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. Although California's economy is broad, it has major concentrations in certain industries and may be sensitive to economic problems affecting those industries. Economic activity may be more cyclical in California than in some other states or in the nation as a whole. From time to time the State of California and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of California municipal securities. In addition, investments in California municipal securities may be affected by natural disasters, such as earthquakes or wildfires, which could impair an issuer's ability to pay principal and/or interest on its obligations.

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Convertible and Preferred Securities — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

Credit — Credit risk is the risk that a decline in the credit quality of an investment could cause the Funds to lose money. Although the Funds, except the Tax-Advantaged Income Fund, primarily invest in investment grade securities, the Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risk of default or downgrade and are generally more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Duration — Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if the interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility. Longer-term securities in which a portfolio may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market — Because the Tax-Advantaged Income Fund may purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors can contribute to price volatility.

Extension — The Funds' investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund may exhibit additional volatility.

Fixed Income Markets — The prices of the Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have

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fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve's decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Funds. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these conditions, the Funds' values may fluctuate and/or the Funds may experience increased redemptions from shareholders, which may impact the Funds' liquidity or force the Funds to sell securities into a declining or illiquid market.

Interest Rate — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. In a low interest rate environment, risks associated with rising rates are heightened. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. A historically low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Company — Certain Funds may purchase shares of investment companies, such as open-end and closed-end funds. When a Fund invests in an investment company, it will bear a pro rata portion of the investment company's expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. The Funds may invest in affiliated funds including, for example, money market funds for reasons such as cash management or other purposes. In such cases, the Funds' adviser and its affiliates will earn fees at both the Fund level and within the underlying fund with respect to the Fund's assets invested in the underlying fund. In part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.

Liquidity — Each Fund is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

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Massachusetts Investment — To the extent a Fund invests in Massachusetts municipal securities, the Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers. Developments in Massachusetts may adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by Massachusetts and its municipalities, it is more vulnerable to unfavorable developments in Massachusetts than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Massachusetts municipal market. Economic activity may be more cyclical in Massachusetts than in some other states or in the nation as a whole. From time to time the Commonwealth of Massachusetts and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of Massachusetts municipal securities.

Municipal Securities — The Funds invest primarily in municipal securities. Municipal securities are fixed income securities issued by state or local governments or their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality. Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Funds' holdings. As a result, the Funds will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great of a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Funds. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Funds' securities.

New Jersey Investment — To the extent a Fund invests in New Jersey municipal securities, the Fund's performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers. Developments in New Jersey may adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by New Jersey and its municipalities, it is more vulnerable to unfavorable developments in New Jersey than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall New Jersey municipal market. Economic activity may be more cyclical in New Jersey than in some other states or in the nation as a whole. From time to time the State of New Jersey and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of New Jersey municipal securities.

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New York Investment — To the extent a Fund invests in New York municipal securities, the Fund's performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers. Developments in New York may adversely affect the securities held by the Funds. Because each Fund invests primarily in securities issued by New York and its municipalities, it is more vulnerable to unfavorable developments in New York than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall New York municipal market. Additionally, as the nation's financial capital, New York's economy is heavily dependent on the financial sector and may be sensitive to economic problems affecting the sector. New York also faces a particularly large degree of uncertainty from interest rate risk and equity market volatility. The New York economy tends to be more sensitive to monetary policy actions and to movements in the national and world economies than the economies of other states. Economic activity may be more cyclical in New York than in some other states or in the nation as a whole. From time to time the State of New York and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of New York municipal securities.

Non-Diversification — The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, each of these Funds intends to satisfy the asset diversification requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Intermediate-Term Municipal, Tax-Advantaged Income, Short Duration Municipal and Pennsylvania Municipal Bond Funds are diversified.

Pennsylvania Investment — To the extent a Fund invests in Pennsylvania municipal securities, the Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers. Developments in Pennsylvania may adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by Pennsylvania and its municipalities, it is more vulnerable to unfavorable developments in Pennsylvania than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Pennsylvania municipal market. Economic activity may be more cyclical in Pennsylvania than in some other states or in the nation as a whole. From time to time the Commonwealth of Pennsylvania and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of Pennsylvania municipal securities.

Prepayment — The Funds' investments in fixed income securities are subject to prepayment risk. In a declining interest rate environment, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in a Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

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Private Placements — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Puerto Rico Investment — To the extent a Fund invests in Puerto Rico municipal securities, the Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Puerto Rico, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Puerto Rico municipal issuers. Developments in Puerto Rico may adversely affect the securities held by the Funds. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Puerto Rico municipal market. A number of events, including economic and political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits, high rates of unemployment, Puerto Rico constitutional amendments, legislative measures, voter initiatives and other changes in the law, and other financial difficulties and changes in the credit ratings assigned to Puerto Rico's municipal issuers, are likely to affect each Fund's performance. The economy of Puerto Rico is closely linked to the mainland U.S. economy, as many of the external factors that affect the local economy are determined by the policies and performance of the mainland U.S. economy. Tourism makes a significant contribution to Puerto Rico's economic activity so a decline in tourism, a change in tourism trends or an economic recession that reduces worldwide disposable income could disproportionately affect Puerto Rico's economy relative to other economies that depend less on tourism.

GLOBAL ASSET ALLOCATION

The Funds and other funds managed by SIMC are used within global asset allocation strategies (Strategies) that SIMC constructs and maintains for certain clients (Strategy Clients). The Funds are designed in part to be used as a component within those Strategies. The degree to which a Strategy Client's portfolio is invested in the particular market segments and/or asset classes represented by the Funds and other funds varies. SIMC believes that an investment in a portfolio of funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility.

Within the Strategies, SIMC periodically adjusts the target allocations among the Funds and other funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds and other funds. Because a large portion of the assets in the Funds and other funds may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on the Funds if they are being materially reallocated, including by increasing portfolio turnover (and related transaction costs), disrupting the portfolio management strategy, and causing the Funds to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

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MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDEXES

The following information describes the various indexes referred to in the Performance Information sections of this prospectus, including those indexes that compose the Tax-Advantaged Income Fund's Blended Benchmark Index.

The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated or rated below Ba1 by Moody's Investors Service with a remaining maturity of at least one year.

The Bloomberg Barclays MF California Intermediate Municipal Index is a subset of the Bloomberg Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of California and their agencies with maturities between 5 and 10 years.

The Bloomberg Barclays MF Massachusetts Intermediate Municipal Index is a subset of the Bloomberg Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Massachusetts and their agencies with maturities between 5 and 10 years.

The Bloomberg Barclays MF New York Intermediate Municipal Index is a subset of the Bloomberg Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of New York and their agencies with maturities between 5 and 10 years.

The Bloomberg Barclays MF Pennsylvania Intermediate Municipal Index is a subset of the Bloomberg Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Pennsylvania and their agencies with maturities between 5 and 10 years.

The Bloomberg Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market and must have a minimum credit rating of Baa.

The Bloomberg Barclays 1-Year Municipal Bond Index is a rules-based, market-value weighted index engineered for the short-term tax exempt investor. The index has four main sectors: general obligation, revenue, insured and pre-refunded bonds.

The Bloomberg Barclays 3-15 Year Intermediate Municipal Blend Index is a rules-based, market-value weighted index engineered for the intermediate-term tax exempt investor. The index is derived from a combination of the Bloomberg Barclays 3, 5, 7, 10 and 15 year municipal indexes. These indexes have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

The Bloomberg Barclays 3-10 Year Intermediate Municipal Blend Index is a rules-based, market-value weighted index engineered for the intermediate-term tax exempt investor. The index is derived from a combination of the Bloomberg Barclays 3, 5, 7 and 10 year municipal indexes. These indexes have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

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INVESTMENT ADVISER

SIMC, a Securities and Exchange Commission (SEC) registered investment adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds. As of September 30, 2019, SIMC had approximately $193.51 billion in assets under management.

The Funds are managed by SIMC and one or more Sub-Advisers. SIMC acts as a "manager of managers" of the Funds and, subject to the oversight of the Board of Trustees of the Trust (the Board), is responsible for:

—  researching and recommending to the Board, the hiring, termination and replacement of Sub-Advisers;

—  allocating, on a continuous basis, assets of a Fund among the Sub-Advisers (to the extent a Fund has more than one Sub-Adviser);

—  monitoring and evaluating each Sub-Adviser's performance;

—  overseeing the Sub-Advisers to ensure compliance with the Funds' investment objectives, policies and restrictions; and

—  monitoring each Sub-Adviser's adherence to its investment style.

SIMC acts as manager of managers for the Funds pursuant to an exemptive order obtained from the SEC. The exemptive order permits SIMC, with the approval of the Board, to retain unaffiliated sub-advisers for the Funds without submitting the sub-advisory agreements to a vote of the applicable Funds' shareholders. Among other things, the exemptive order permits the non-disclosure of amounts payable by SIMC under a particular sub-advisory agreement, but instead requires SIMC to disclose the aggregate amount of sub-advisory fees paid by SIMC with respect to each Fund. As a manager of managers, SIMC is ultimately responsible for the investment performance of the Funds. The Board supervises SIMC and the Sub-Advisers and establishes policies that they must follow in their management activities.

SIMC sources, analyzes, selects and monitors a wide array of Sub-Advisers across multiple asset classes. Differentiating manager skill from market- generated returns is one of SIMC's primary objectives, as it seeks to identify Sub-Advisers that can deliver attractive investment results. SIMC believes that a full assessment of qualitative as well as quantitative factors is required to identify truly skilled managers. In carrying out this function, SIMC forms forward-looking expectations regarding how a Sub-Adviser will execute a given investment mandate; defines environments in which the strategy is likely to outperform or underperform; and seeks to identify the relevant factors behind a Sub-Adviser's performance. It also utilizes this analysis to identify catalysts that would lead SIMC to reevaluate its view of a Sub-Adviser.

SIMC then constructs a portfolio that seeks to maximize the risk-adjusted rate of return by finding a proper level of diversification between sources of excess return (at an asset class level) and the investment managers implementing them. The allocation to a given investment manager is based on SIMC's analysis of the manager's particular array of alpha sources, the current macroeconomic environment, expectations about the future macroeconomic environment, and the level of risk inherent in a particular manager's investment strategy. SIMC measures and allocates to Sub-Advisers based on risk allocations in an attempt to ensure that one manager does not dominate the risk of a multi-manager, multi-return-source fund.

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Richard Bamford and Erin Garrett are the portfolio managers primarily responsible for the management and oversight of the Funds, as described above. Mr. Bamford and Ms. Garrett may also, to a limited extent, directly manage a portion of the assets in each Fund in a manner that SIMC believes will help each Fund achieve its investment goals.

Mr. Bamford serves as a Portfolio Manager for the Fixed Income Team within the Investment Management Unit. Mr. Bamford is responsible for investment grade debt and municipal bond portfolios. Mr. Bamford's duties include manager analysis and selection, strategy development and enhancement as well as investment research. Mr. Bamford has over 20 years of investment experience in investment management. Prior to joining SEI in 1999, Mr. Bamford worked as a Municipal Credit Analyst for Vanguard. Mr. Bamford received a Bachelor of Science in Economics/Finance and Accounting from the University of Scranton and an M.B.A. with a concentration in Finance from St. Joseph's University.

Ms. Garrett serves as a Portfolio Manager for the SEI US Investment Grade fixed income strategies within the Investment Management Unit. Ms. Garrett is responsible for the selection of fund sub-advisers and the allocations among these managers to optimize diversification of style and alpha source within the fixed income funds. In this capacity, Ms. Garrett primarily oversees daily cash flows, portfolio exposures, portfolio risks, and performance attribution. In her preceding role, Ms. Garrett was an Analyst on the Global Fixed Income team responsible for in-depth due diligence on existing and prospective investment managers for SEI's US fixed-income portfolios. Ms. Garrett earned a Bachelor of Science in Business Administration/Finance and her M.B.A. with concentrations in Strategic Management and International Business from the Villanova University School of Business, where she graduated magna cum laude. Ms. Garrett is the former President of SEI's Women's Network and currently serves on the SEI Corporate Innovation team.

SUB-ADVISERS

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines and monitors each Sub-Adviser's adherence to its investment style. The Board supervises SIMC and the Sub-Advisers, establishes policies that they must follow in their management activities and oversees the hiring and termination of the sub-advisers recommended by SIMC. Each Sub-Adviser must also operate within each Fund's investment objective, restrictions and policies, and within specific guidelines and instructions established by SIMC from time to time. Each Sub-Adviser is responsible for managing only the portion of the Fund allocated to it by SIMC, and Sub-Advisers may not consult with each other concerning transactions for a Fund. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

For the fiscal year ended August 31, 2019, SIMC received investment advisory fees (after fee waivers), as a percentage of each Fund's average daily net assets, as follows:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Intermediate-Term Municipal Fund	0.33%	0.19%
Short Duration Municipal Fund	0.33%	0.19%
California Municipal Bond Fund	0.33%	0.24%

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	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Massachusetts Municipal Bond Fund	0.33%	0.26%
New Jersey Municipal Bond Fund	0.33%	0.23%
New York Municipal Bond Fund	0.33%	0.23%
Pennsylvania Municipal Bond Fund	0.35%	0.27%
Tax-Advantaged Income Fund	0.50%	0.36%

A discussion regarding the basis for the Board's approval of the Funds' investment advisory and sub-advisory agreements is available in the Funds' annual report, which covers the period September 1, 2018 through August 31, 2019.

The Trust has claimed, on behalf of each Fund and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA). The Trust and each Fund is therefore not subject to registration or regulation as a pool operator under the CEA. SIMC has registered with the National Futures Association as a "commodity pool operator" under the CEA with respect to certain products not included in this prospectus.

Information About Fee Waivers

The Funds' actual total annual fund operating expenses for the most recent fiscal year were less than the amounts shown in the Annual Fund Operating Expenses Tables in the Fund Summary sections because, among other reasons, the Funds' adviser, the Funds' administrator and/or the Funds' distributor voluntarily waived and/or reimbursed a portion of its fees in order to keep total direct annual fund operating expenses (exclusive of interest from borrowings, brokerage commissions and prime broker fees, taxes, Trustee fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds' business) at a specified level. The voluntary waivers of the Funds' adviser, Funds' administrator and Funds' distributor were limited to the Funds' direct operating expenses and, therefore, did not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The Funds' adviser, the Funds' administrator and/or the Funds' distributor may discontinue all or part of these waivers and/or reimbursements at any time. With these fee waivers and/or reimbursements, the Funds' actual total annual fund operating expenses were as follows:

Fund Name — Class Y Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE and extraordinary expenses, if applicable)*
Intermediate-Term Municipal Fund	0.55%	0.38%	0.38%
Short Duration Municipal Fund	0.56%	0.38%	0.38%
California Municipal Bond Fund	0.56%	0.45%	0.45%
Massachusetts Municipal Bond Fund	0.56%	0.48%	0.48%

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Fund Name — Class Y Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE and extraordinary expenses, if applicable)*
New Jersey Municipal Bond Fund	0.56%	0.45%	0.45%
New York Municipal Bond Fund	0.56%	0.45%	0.45%
Pennsylvania Municipal Bond Fund	0.58%	0.48%	0.48%
Tax-Advantaged Income Fund	0.83%	0.61%	0.61%

* AFFE reflects the estimated amount of fees and expenses that were incurred indirectly by the Funds through their investments in underlying funds during the most recent fiscal year.

Sub-Advisers and Portfolio Managers

INTERMEDIATE-TERM MUNICIPAL FUND:

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust: Delaware Investments Fund Advisers (DIFA), a series of Macquarie Investment Management Business Trust (MIMBT), located at 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Intermediate-Term Municipal Fund. MIMBT is a subsidiary of Macquarie Management Holdings, Inc. (MMHI). Jake van Roden, Stephen J. Czepiel, and Gregory A. Gizzi are the portfolio managers responsible for the day-to-day investment decisions regarding the portion of the Intermediate-Term Municipal Fund's assets allocated to DIFA. Mr. van Roden, Senior Vice President, Head of Municipal Trading and Portfolio Manager, has been with Macquarie Investment Management (MIM), since 2004. Mr. van Roden is a portfolio manager for the firm's nine open-end state-specific municipal bond funds, as well as for several municipal bond client accounts, a role he assumed in December 2017. In February 2019, Mr. van Roden's portfolio management role expanded to include the closed-end municipal bond funds and the three national municipal open-end funds. Mr. van Roden joined the municipal department in July 2004 as a generalist and became head of municipal trading in December 2012. Before that, Mr. van Roden interned at MIM in the client services department. Mr. Czepiel, Senior Vice President and Senior Portfolio Manager, has been with MIM since July 2004. Previously, Mr. Czepiel was Vice President at both Mesirow Financial and Loop Capital Markets. Mr. Czepiel began his career in the securities industry in 1982 as a Municipal Bond Trader at Kidder Peabody and now has more than 21 years of experience in the municipal securities industry. Mr. Gizzi, Senior Vice President and Senior Portfolio Manager, has been with MIM since 2008. Before joining MIM in 2008 as Head of Municipal Bond Trading, Mr. Gizzi spent six years as a Vice President at Lehman Brothers for the firm's tax-exempt institutional sales effort. Prior to that, Mr. Gizzi spent two years trading corporate bonds for UBS. Mr. Gizzi began his career as a municipal bond trader in 1984 at Kidder Peabody and now has more than 21 years of experience in the municipal bond securities industry.

Mellon Investments Corporation: Mellon Investments Corporation (Mellon), located at 201 Washington Street, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Intermediate-Term Municipal Fund. Daniel Rabasco, CFA, Managing Director, Head of Municipal Bonds, is responsible for the management of the portion of the Intermediate-Term Municipal Fund's assets allocated to Mellon. Mr. Rabasco joined Mellon in 1998, holds the CFA designation and has 32 years of investment experience.

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Wellington Management Company LLP: Wellington Management Company LLP (Wellington Management), a Delaware limited liability partnership with principal offices located at 280 Congress Street, Boston, Massachusetts 02210, serves as a Sub-Adviser to the Intermediate-Term Municipal Fund. Brad W. Libby, Managing Director and Fixed Income Portfolio Manager/Credit Analyst, manages the portion of the Intermediate-Term Municipal Fund's assets allocated to Wellington Management. Mr. Libby has served as the Portfolio Manager for the Intermediate-Term Municipal Fund since 2019. Mr. Libby joined Wellington Management as an investment professional in 2010.

SHORT DURATION MUNICIPAL FUND:

Neuberger Berman Investment Advisers LLC: Neuberger Berman Investment Advisers LLC (NBIA), located at 1290 Avenue of the Americas, New York, NY 10104, serves as a Sub-Adviser to the Short Duration Municipal Fund. Kristian J. Lind and Peter Moukios are responsible for the management of the assets of the Short Duration Municipal Fund allocated to NBIA. Mr. Lind is a Senior Portfolio Manager for NBIA's Municipal Fixed Income team and a Managing Director. Prior to NBIA, Mr. Lind worked for Weiss, Peck & Greer as an Assistant Portfolio Manager in the Municipal Fixed Income group since 2003. Prior to Weiss, Peck & Greer, Mr. Lind began his career as an Operations Analyst at Barclays Capital in the Operations Control group. Mr. Lind holds a B.S. in Finance from Purdue University. Mr. Moukios is also a Senior Portfolio Manager for NBIA's Municipal Fixed Income team and a Senior Vice President. Prior to NBIA, Mr. Moukios worked for Weiss, Peck & Greer as a Portfolio Manager in Municipal Securities, where he worked since 1987. Previously Mr. Moukios worked at Manufacturers Hanovers Trust. Mr. Moukios holds a B.S. in Management from St. Johns University.

Wells Capital Management Incorporated: Wells Capital Management Incorporated (WellsCap), located at 525 Market Street, 12th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Short Duration Municipal Fund. WellsCap is indirectly wholly-owned by Wells Fargo & Company, a publicly listed company. Wendy Casetta, Senior Portfolio Manager, and Bruce Johns, Portfolio Manager, are responsible for the day-to-day management of the portion of the Short Duration Municipal Fund's assets allocated to WellsCap. Prior to joining WellsCap in 2005, Ms. Casetta was also with Strong Capital Management, where she was a Senior Research Analyst and Portfolio Manager. Ms. Casetta earned a Bachelor's degree in finance from the University of Wisconsin, Oshkosh, and a master's degree in business administration from the University of North Florida, Jacksonville and began her investment career in 1993. Prior to joining WellsCap in 2005, Mr. Johns was with Strong Capital Management, where he served as a Senior Research Analyst covering the healthcare sector. Mr. Johns began his investment industry career in 1998 as a mutual fund and brokerage agent with Strong Financial Services. Mr. Johns earned a Bachelor's degree in business and finance from the University of Wisconsin, Parkside.

Western Asset Management Company: Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a Sub-Adviser to the Short Duration Municipal Fund. A team of investment professionals manages the portion of the Short Duration Municipal Fund's assets allocated to Western Asset. A team of investment professionals dedicated to municipals and led by Robert E. Amodeo, CFA, and John C. Mooney, CFA, manages the portion of the Short Duration Municipal Fund's assets allocated to Western Asset. As Chief Investment Officer, S. Kenneth Leech is responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes.

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Messrs. Amodeo and Mooney are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Mr. Leech joined Western Asset as a Portfolio Manager in 1990; Mr. Amodeo joined Western Asset as a Portfolio Manager in 2005, and Mr. Mooney joined Western Asset as Portfolio Manager in 2005.

CALIFORNIA MUNICIPAL BOND FUND:

Mellon Investments Corporation: Mellon Investments Corporation (Mellon), located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the California Municipal Bond Fund. Jeffrey Burger, CFA, and Thomas Casey are respectively the primary and secondary portfolio managers who manage the portion of the California Municipal Bond Fund's assets allocated to Mellon. Mr. Burger is a Director, Senior Portfolio Manager for U.S. Municipal Bond Strategies. Mr. Burger manages U.S. Municipal Bond Strategies for institutional, high net worth and mutual fund clients. Mr. Burger previously served as a Senior Analyst when he joined Mellon in 2009, specializing in land secured and special tax bonds. Prior to joining Mellon, Mr. Burger worked at Columbia Management from 2002 to 2009 as a Portfolio Manager and Senior Research Analyst. Mr. Burger has an M.P.A. and a B.A., cum laude, from Syracuse University. Mr. Burger holds the CFA designation and has 21 years of investment experience. Mr. Casey is a Director, Senior Portfolio Manager for U.S. Municipal Bond Strategies. Mr. Casey manages U.S. Municipal Bond portfolios for institutional, insurance and high net worth clients. Prior to assuming his current responsibilities, Mr. Casey worked for a number of years as a Trader and a Portfolio Analyst in the municipal group. Mr. Casey joined Mellon in 1993 from State Street Bank & Trust Company, where he was an Analyst. Mr. Casey has an M.B.A. and a B.A. from Boston College and has 31 years of investment experience.

MASSACHUSETTS MUNICIPAL BOND FUND:

Mellon Investments Corporation: Mellon Investments Corporation (Mellon), located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the Massachusetts Municipal Bond Fund. Daniel Rabasco, CFA, Managing Director, Head of Municipal Bonds, is responsible for the management of the assets of the Massachusetts Municipal Bond Fund allocated to Mellon. Mr. Rabasco joined Mellon in 1998, holds the CFA designation and has 32 years of investment experience.

NEW JERSEY MUNICIPAL BOND FUND:

Mellon Investments Corporation: Mellon Investments Corporation (Mellon) located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the New Jersey Municipal Fund. Daniel Barton, CFA, and Jeffrey Burger, CFA, are respectively the primary and secondary portfolio managers who manage the portion of the New Jersey Municipal Bond Fund's assets allocated to Mellon. Mr. Barton is a Director, Portfolio Manager and Head of Research for Tax Exempt Bonds. As a Portfolio Manager, Mr. Barton co-manages several Dreyfus state-specific and credit-specific tax exempt bond mutual funds. Mr. Barton's research responsibilities include utilities, airports, tobacco securitization, charter schools and corporate backed bonds. Mr. Barton joined Mellon in 2005 from Columbia Management Group, where he was a municipal credit analyst for over four years. Mr. Barton earned an M.B.A from Bentley College and a B.S. in chemical engineering from Rensselaer Polytechnic Institute. Mr. Barton holds the CFA designation and has over 19 years of investment experience. Mr. Burger is a Director, Senior Portfolio Manager for U.S. Municipal Bond Strategies. Mr. Burger manages U.S. Municipal Bond Strategies for institutional, high net worth and mutual fund clients. Mr. Burger

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previously served as a Senior Analyst when he joined Mellon in 2009, specializing in land secured and special tax bonds. Prior to joining Mellon, Mr. Burger worked at Columbia Management from 2002 to 2009 as a Portfolio Manager and Senior Research Analyst. Mr. Burger has an M.P.A. and a B.A., cum laude, from Syracuse University. Mr. Burger holds the CFA designation and has 21 years of investment experience.

NEW YORK MUNICIPAL BOND FUND:

Mellon Investments Corporation: Mellon Investments Corporation (Mellon), located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the New York Municipal Bond Fund. Daniel Rabasco, CFA, Managing Director, Head of Municipal Bonds, is responsible for the management of the assets of the New York Municipal Bond Fund allocated to Mellon. Mr. Rabasco joined Mellon in 1998, holds the CFA designation and has 32 years of investment experience.

PENNSYLVANIA MUNICIPAL BOND FUND:

Mellon Investments Corporation: Mellon Investments Corporation (Mellon), located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the Pennsylvania Municipal Bond Fund. Daniel Rabasco, CFA, Managing Director, Head of Municipal Bonds, is responsible for the management of the assets of the Pennsylvania Municipal Bond Fund allocated to Mellon. Mr. Rabasco joined Mellon in 1998, holds the CFA designation and has 32 years of investment experience.

TAX-ADVANTAGED INCOME FUND:

Pacific Investment Management Company LLC: Pacific Investment Management Company LLC (PIMCO), located at 650 Newport Center Drive, Newport Beach, California 92660, serves as a Sub-Adviser to the Tax-Advantaged Income Fund. David Hammer is the primary individual responsible for managing the portion of the Tax-Advantaged Income Fund's assets allocated to PIMCO. Mr. Hammer is an Executive Vice President in the New York office and Head of Municipal Bond Portfolio Management. Mr. Hammer rejoined PIMCO in 2015 from Morgan Stanley, where he was Managing Director and Head of municipal trading, risk management and research. Previously at PIMCO, Mr. Hammer was a Senior Vice President and Municipal Bond Portfolio Manager, and prior to joining PIMCO in 2012, he was an Executive Director and Head of High Yield and Distressed Municipal Bond Trading Group at Morgan Stanley. Mr. Hammer has 16 years of investment experience and holds an undergraduate degree from Syracuse University.

Spectrum Asset Management, Inc.: Spectrum Asset Management, Inc. (Spectrum), located at 2 High Ridge Park, Stamford, Connecticut 06905, serves as a Sub-Adviser to the Tax-Advantaged Income Fund. Spectrum manages the portion of the Tax-Advantaged Income Fund's assets allocated to it under a team approach involving the following individuals: Mr. Mark Lieb, Chief Executive Officer and President (with Spectrum for 32 years); Mr. L. Phillip Jacoby, Chief Investment Officer and Executive Director (with Spectrum for 24 years); Mr. Manu Krishnan, Portfolio Manager (with Spectrum for 15 years); Mr. Roberto Giangregorio, Portfolio Manager (with Spectrum for 16 years); and Mr. Fred Diaz, Portfolio Manager (with Spectrum for 19 years).

Wells Capital Management Incorporated: Wells Capital Management Incorporated (WellsCap), located at 525 Market Street, 12th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Tax-Advantaged Income Fund. WellsCap is indirectly wholly-owned by Wells Fargo & Company, a publicly listed company. Terry J. Goode, Senior Portfolio Manager, and Dennis Derby, Senior Research Analyst and Portfolio Manager, are responsible for the day-to-day management of the portion of the

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Tax-Advantage Income Fund's assets allocated to WellsCap. Mr. Goode joined WellsCap in 2002, where he currently serves as a Senior Portfolio Manager and was formerly Leader of the Tax-Exempt Research team. Mr. Derby joined WellsCap or one of its predecessor firms in 1995, where he currently serves as a Senior Research Analyst and Portfolio Manager with the Tax-Exempt Fixed-Income team.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of Fund shares.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class Y Shares of the Funds. Class Y Shares may only be purchased by:

•  independent investment advisers investing for the benefit of their clients through accounts held at SEI Private Trust Company, that, after requesting access to Class Y shares, are approved by the SEI Funds (or their delegate) to purchase Class Y shares due to the investment adviser having purchased and held (i.e., on a net basis taking into account purchases and redemptions) a minimum of $300,000,000 of client assets in non-money market SEI Funds for at least one year from the date of the request (or such shorter period of time as determined solely by the SEI Funds (or their delegates)) and remaining above this threshold thereafter. For these purposes, the SEI Funds (or their delegate) consider an independent investment adviser to be an individual or a group of related individuals that, in the sole determination of the SEI Funds (or their delegate), operate as a distinct customer of SEI;

•  bank trust departments or other financial firms, for the benefit of their clients, that have entered into an agreement with the Funds' Distributor permitting the purchase of Class Y shares;

•  institutions, such as defined benefit plans, defined contribution plans, healthcare plans and board designated funds, insurance operating funds, foundations, endowments, public plans and Taft-Hartley plans, subject to a minimum initial investment of least $25,000,000 in Class Y shares of the SEI Funds;

•  clients that have entered into an investment advisory agreement with SIMC with respect to their assets invested in the Funds; and

•  other SEI mutual funds.

In the event a Class Y shareholder no longer meets the eligibility requirements to purchase Class Y shares (as noted in the section), the SEI Funds (or their delegate) may, in their discretion, elect to convert such shareholder's Class Y shares into a Class of shares of the same Fund(s) for which such shareholder does meet the eligibility requirements. Without limiting the foregoing, this may include situations, as applicable, where the shareholder's independent investment adviser, bank trust department or financial firm no longer meets the eligibility criteria noted above or the shareholder no longer meets the eligibility criteria (for example, by terminating their relationship with an eligible adviser or firm). In all cases, if a client meets the eligibility requirements for more than one other Class of shares, then such client's Class Y shares shall be convertible into shares of the Class having the lowest total annual operating expenses (disregarding fee waivers) for which such clients meet the eligibility requirements.

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For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Authorized financial institutions and intermediaries may purchase, sell or exchange Class Y Shares by placing orders with the Transfer Agent or the Funds' authorized agent. Authorized financial institutions and intermediaries that use certain SEI or third party systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances, the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interest of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as four or more "round trips" in a Fund in any twelve-month period). For more information regarding the Funds' policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which classes of shares are available to you.

Each Fund calculates its net asset value (NAV) per share once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day's NAV per share, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the next determined NAV per share after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow the procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

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Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. You may obtain the current NAV of the Fund by calling 1-800-DIAL-SEI.

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable NAV per share, with the exception of exchange-traded funds, which are priced as equity securities. These open-end investment companies' shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company's NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security's price cannot be obtained, as noted above, a Fund will value the securities using a bid price from at least one independent broker. If such prices are not readily available, are determined to be unreliable or cannot be valued using the methodologies described above, a Fund will value the security using the Funds' Fair Value Pricing Policies and Procedures (Fair Value Procedures), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds' Fair Value Procedures until an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

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Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time the fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund's futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Fair Value Pricing Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds' Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board or its designated committee. However, when the change would not materially affect the valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of one member of the Board, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security's trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or (iv) the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or the issuer's industry; (iv) the liquidity of the security; (v) the size of the holding in a Fund; or (vi) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

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Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of a Fund could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting the portfolio management strategy, causing a Fund to incur unwanted taxable gains and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board has adopted policies and procedures on behalf of the Funds to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds' policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policies, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds' monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade

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monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to restrict trading by the shareholder and may request the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

Certain of the Funds are sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, a Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each customer who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. When you open an account on behalf of an entity you will have to provide formation documents and identifying information about beneficial owner(s) and controlling parties. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the next determined NAV after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's NAV if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your

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account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class Y Shares of any Fund for Class Y Shares of certain other funds of SEI Tax Exempt Trust on any Business Day by contacting the Funds directly by mail. For information about how to exchange Fund shares through your authorized financial institution or intermediary, you should contact your financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying shares of another fund. Therefore, your sale price and purchase price will be based on the next calculated NAV after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Authorized financial institutions and intermediaries may sell Fund shares on any Business Day. Authorized financial institutions and intermediaries that use certain SEI or third party systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. For information about how to sell Fund shares through your authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next determined NAV after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your redemption on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Methods Used to Meet Redemption Obligations

The Funds generally pay sale (redemption) proceeds in cash during normal market conditions. To the extent that a Fund does not have sufficient cash holdings for redemption proceeds, it will typically seek to generate such cash through the sale of portfolio assets. The Funds also operate an interfund lending program that enables a Fund to borrow from another Fund on a temporary basis, which, on a less regular basis, may be used to help a Fund satisfy redemptions. Under stressed or unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to

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the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption and you will bear the investment risk of the distributed securities until the distributed securities are sold. These methods may be used during both normal and stressed market conditions.

Low Balance Redemptions

A Fund (or its delegate) may, in its discretion, and upon reasonable notice, redeem in full a financial institution, intermediary or shareholder that fails to maintain an investment of at least $1,000 in the Fund.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons, as permitted by the Investment Company Act of 1940, as amended and the rules and regulations promulgated thereunder. More information about such suspension can be found in the SAI.

Large Redemptions

Large unexpected redemptions to a Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, a Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Funds may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in a Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine.

Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property, including mutual fund shares, under various circumstances. Such circumstances include inactivity (i.e., no owner-initiated contact for a certain period), returned mail (i.e., when mail sent to a shareholder is returned by the post office, or "RPO," as undeliverable), or a combination of both inactivity and returned mail. More information on unclaimed property and how to maintain an active account is available through your state.

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If you are a resident of certain states, you may designate a representative to receive notice of the potential escheatment of your property. The designated representative would not have any rights to your shares. Please contact your financial intermediary for additional information.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Funds can be obtained on the Internet at the following address: http://www.seic.com/holdings (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

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The Tax Cuts and Jobs Act (the Tax Act) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and only apply to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules applicable to regulated investment companies, such as the Funds. The Tax Act, however, made numerous other changes to the tax rules that may affect shareholders and the Funds. You are urged to consult your own tax advisor regarding how the Tax Act affects your investment in the Funds.

The Funds intend to make distributions, the majority of which consist of tax exempt-interest dividends that are exempt from federal income tax. In order to pay tax-exempt interest dividends to shareholders, a Fund must invest at least 50% of its net assets in securities that pay interest that is exempt from federal income tax. The California, Massachusetts, New Jersey, New York and Pennsylvania Municipal Bond Funds also intend to distribute income that is exempt from state (and in some cases, local) income taxes for residents of each such state. A portion of the income distributed by the Intermediate-Term Municipal, the Short Duration Municipal and the Tax-Advantaged Income Funds may be exempt from your state and local income taxes depending on the investments of the Funds. Each Fund may invest a portion of its assets in securities that generate income that is subject to federal, state or local income taxes. Income exempt from federal tax may be subject to state and local taxes as well as the federal alternative minimum tax applicable only to individual taxpayers. The Funds may not be a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.

While the Tax-Advantaged Income Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from federal income tax in order to meet the requirements necessary for a Fund to pay out exempt-interest dividends to its shareholders, if the Tax-Advantaged Income Fund fails to meet this requirement, the income from all of its investments, including its municipal securities, may be subject to federal income tax.

The Funds intend to distribute substantially all of their net investment income, tax exempt-interest income and their net realized capital gains, if any. Certain dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares.

The Tax-Advantaged Income Fund's taxable dividends may qualify for a dividends received deduction if you are a corporate shareholder or, in the case of individual shareholders for the lower tax rates applicable to qualified dividend income (20% (lower rates apply to individuals in lower tax brackets)) but only to the extent that such Fund receives qualified dividend income and meets certain holding period requirements and other requirements are satisfied by you and the Fund. Other than the Tax-Advantaged Income Fund, it is not expected that any portion of the taxable distributions that may be generated by a Fund will be qualified dividend income.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax

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basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than twelve months. Capital gain or loss realized upon a sale or exchange of Fund shares held for twelve months or less is generally treated as short-term capital gain or loss. Any capital loss on the sale of Fund shares held for six months or less, however, is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares or disallowed to the extent of the amount of tax exempt-interest dividends that were paid with respect to Fund shares.

A dividend or distribution received shortly after the purchase of Fund shares reduces the NAV of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder, commonly referred to as "buying a dividend."

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends and capital gains (including capital gains realized on the sale or exchange of shares of a Fund). "Net investment income" does not include tax exempt-interest dividends.

Non-U.S. investors in the Funds may be subject to U.S. withholding tax and are encouraged to consult their tax advisor prior to investing in the Funds.

The SAI contains more information about taxes.

ADDITIONAL INFORMATION

The Trust enters into contractual arrangements with various parties (including, among others, the Funds' investment adviser, custodian, transfer agent, accountants and distributor) who provide services to the Funds. Shareholders are not parties to, or intended (or "third-party") beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or any right to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus and the SAI provide information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. The Funds may make changes to this information from time to time. Neither this prospectus, the SAI nor any document filed as an exhibit to the Trust's registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly (and which may not be waived) by federal or state securities laws.

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FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class Y Shares of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds. This information is intended to help you understand each Fund's financial performance for the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information in the following tables has been derived from each Fund's financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST — FOR THE YEARS OR PERIOD ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS OR PERIOD

		Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Intermediate-Term Municipal Fund
CLASS Y
2019		$11.49	$0.31	$0.63	$0.94	$(0.31)	$(0.01)		$(0.32)	$12.11	8.34%	$164,523	0.38%		0.55%		2.67%	17%
2018		11.80	0.32	(0.31)	0.01	(0.32)	—		(0.32)	11.49	0.07	78,216	0.38		0.56		2.72	17
2017		12.01	0.31	(0.21)	0.10	(0.31)	—	^	(0.31)	11.80	0.92	80,618	0.38		0.58		2.70	12
2016		11.62	0.32	0.39	0.71	(0.32)	—		(0.32)	12.01	6.18	26,942	0.39	(1)	0.61	(1)	2.67	15
2015	(2)	11.67	0.11	(0.06)	0.05	(0.10)	—		(0.10)	11.62	0.45	20	0.38		0.60		2.85	10
Short Duration Municipal Fund
CLASS Y
2019		$10.00	$0.16	$0.08	$0.24	$(0.16)	$—		$(0.16)	$10.08	2.41%	$61,889	0.38%		0.56%		1.58%	53%
2018		10.04	0.12	(0.04)	0.08	(0.12)	—		(0.12)	10.00	0.77	38,289	0.38		0.57		1.18	67
2017		10.05	0.08	(0.01)	0.07	(0.08)	—		(0.08)	10.04	0.72	37,153	0.38		0.58		0.83	69
2016		10.04	0.07	—	0.07	(0.06)	—		(0.06)	10.05	0.74	28,863	0.39	(1)	0.62	(1)	0.67	49
2015	(2)	10.04	0.02	(0.01)	0.01	(0.01)	—		(0.01)	10.04	0.11	20	0.38		0.52		0.52	37

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		Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
California Municipal Bond Fund
CLASS Y
2019		$10.60	$0.20	$0.56	$0.76	$(0.20)	$(0.02)	$(0.22)	$11.14	7.32%	$23,749	0.45%		0.56%		1.88%	16%
2018		10.95	0.20	(0.32)	(0.12)	(0.20)	(0.03)	(0.23)	10.60	(1.12)	23,330	0.45		0.56		1.88	19
2017		11.12	0.20	(0.14)	0.06	(0.20)	(0.03)	(0.23)	10.95	0.69	21,508	0.45		0.58		1.90	12
2016	^^	10.93	0.18	0.24	0.42	(0.18)	(0.05)	(0.23)	11.12	3.94	19,120	0.46	(1)	0.61	(1)	2.00	13
Massachusetts Municipal Bond Fund
CLASS Y
2019		$10.31	$0.19	$0.66	$0.85	$(0.19)	$(0.02)	$(0.21)	$10.95	8.30%	$1,061	0.48%		0.56%		1.79%	15%
2018		10.74	0.19	(0.39)	(0.20)	(0.19)	(0.04)	(0.23)	10.31	(1.86)	1,026	0.48		0.57		1.81	13
2017		10.97	0.20	(0.17)	0.03	(0.20)	(0.06)	(0.26)	10.74	0.29	900	0.48		0.58		1.91	15
2016	^^	10.80	0.18	0.27	0.45	(0.18)	(0.10)	(0.28)	10.97	4.22	28	0.49	(1)	0.61	(1)	1.94	9
New Jersey Municipal Bond Fund
CLASS Y
2019		$10.25	$0.22	$0.50	$0.72	$(0.22)	$—	$(0.22)	$10.75	7.14%	$1,119	0.45%		0.56%		2.13%	16%
2018		10.53	0.22	(0.26)	(0.04)	(0.22)	(0.02)	(0.24)	10.25	(0.37)	324	0.45		0.56		2.12	10
2017		10.68	0.23	(0.14)	0.09	(0.23)	(0.01)	(0.24)	10.53	0.83	292	0.45		0.58		2.18	13
2016	^^	10.45	0.20	0.25	0.45	(0.19)	(0.03)	(0.22)	10.68	4.38	20	0.45	(1)	0.61	(1)	2.22	8
New York Municipal Bond Fund
CLASS Y
2019		$10.51	$0.20	$0.58	$0.78	$(0.20)	$(0.01)	$(0.21)	$11.08	7.58%	$18,930	0.45%		0.56%		1.91%	11%
2018		10.91	0.20	(0.38)	(0.18)	(0.20)	(0.02)	(0.22)	10.51	(1.58)	17,930	0.45		0.57		1.93	15
2017		11.05	0.22	(0.13)	0.09	(0.20)	(0.03)	(0.23)	10.91	0.86	16,765	0.45		0.58		1.98	9
2016	^^	10.84	0.17	0.24	0.41	(0.17)	(0.03)	(0.20)	11.05	3.89	50	0.45	(1)	0.61	(1)	1.86	15
Pennsylvania Municipal Bond Fund
CLASS Y
2019		$10.53	$0.22	$0.69	$0.91	$(0.22)	$(0.01)	$(0.23)	$11.21	8.67%	$795	0.48%		0.58%		2.01%	14%
2018		10.89	0.21	(0.36)	(0.15)	(0.21)	—	(0.21)	10.53	(1.36)	677	0.48		0.58		2.01	14
2017		10.99	0.22	(0.11)	0.11	(0.21)	—	(0.21)	10.89	1.08	358	0.48		0.59		2.04	14
2016	^^	10.79	0.19	0.20	0.39	(0.19)	—	(0.19)	10.99	3.64	20	0.48	(1)	0.59	(1)	2.11	19

SEI / PROSPECTUS

		Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Tax-Advantaged Income Fund
CLASS Y
2019		$10.31	$0.46	$0.35	$0.81	$(0.45)	$(0.06)	$(0.51)	$10.61	8.17%	$151,621	0.61%		0.83%		4.49%	40%
2018		10.50	0.45	(0.14)	0.31	(0.44)	(0.06)	(0.50)	10.31	3.05	93,598	0.61		0.84		4.39	41
2017		10.69	0.46	(0.20)	0.26	(0.45)	—	(0.45)	10.50	2.63	79,823	0.61		0.84		4.47	52
2016		10.00	0.44	0.68	1.12	(0.43)	—	(0.43)	10.69	11.40	43,599	0.62	(1)	0.84	(1)	4.18	24
2015	(2)	10.14	0.17	(0.17)	—	(0.14)	—	(0.14)	10.00	(0.05)	8,986	0.61		1.33		4.94	22

* Per share calculations were performed using average shares.

† Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡ The expense ratio includes Trustee fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded, the expense ratios would have been equal to, or less than, the expense cap ratio. See Note 4 in the Notes to Financial Statements.

^ Amount represents less than $0.01 per share.

^^ Class Y commenced operations on October 30, 2015. All ratios for the period have been annualized.

(1) The expense ratio includes proxy expenses outside the cap.

(2) Class Y commenced operations on May 1, 2015. All ratios for the period have been annualized.

Amounts designated as "—" are $0 or have been rounded to $0.

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2019 includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI
By Mail: Write to the Funds at:
One Freedom Valley Drive
Oaks, Pennsylvania 19456

By Internet: The Trust makes available its SAI and annual and semi-annual reports, free of charge, on or through the Fund's Website at www.seic.com/fundprospectuses. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may request documents by mail from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Tax Exempt Trust's Investment Company Act registration number is 811-03447.

SEI-F-183 (12/19)

SEIC.COM